March 31, 2002




Semi-Annual Report




SOCIAL ETHICS AND RELIGIOUS VALUES FUND



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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Social Ethics and Religious Values Fund for the period ended March 31, 2002.

After a disappointing January and February, the month of March managed to provide positive returns which were sufficient enough to provide investors with a modestly positive return for the quarter. This was the first time since March of 2000 that the S&P 500 Index produced two successive quarters of positive returns. While some of the return for this period can be attributed to a rebound from 9/11, there is also a fundamental business component that should be of interest to investors. It appears that business conditions may be improving or at least have stopped getting worse. During the quarter, almost all of the business indicators came in ahead of expectations, and while at times ambiguous, generally presented a picture of an improving economy. The Federal Reserve's decision at its most recent meeting to leave rates unchanged is reflective of a view that conditions are improving but not so quickly that a rate increase is called for now. Increased federal government spending, which we mentioned in our last letter, continues to come into play as a source of stimulus to economic activity.

There are two perceived difficulties facing the equity market now. The first is the events in the Middle East along with higher oil prices. While political events in that region might have seemed remote in the past, in the light of 9/11, the long standing angers of the region now seem much more proximate. With respect to oil, there has been talk of another Arab oil embargo such as that in the early 1970s. While the psychological impact of continued upheaval cannot be mitigated, the impact of higher oil prices and the probability of another embargo should be kept in perspective. As this is written, oil prices are in the $25.00-$26.00 per barrel range. Gasoline prices, so recently near the $1 per gallon level are once again into the $1.30-$1.50 range. The effect of this price increase is to act as a tax as consumers spend more on petroleum products and less on others. Unlike the 1970s, however, the U.S. and world economy is much less dependent on oil, so price spikes have less of an impact. Moreover, the experience of the last 30 years has taught investors (and oil suppliers) that the supply of oil can be quite elastic as prices rise. As for an embargo, participants would find themselves losing market share to other producers at a time when their oil-dependent economies are on difficult footing anyway. Over the short-term, higher oil prices will keep economic growth slower than what might have been the case. Longer-term, we have seen the world economy adjust to and expect changes of this nature and move on.


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

The second concern facing the equity market is earnings growth. Our expectation is that we will begin to see positive year-over-year comparisons on a consistent basis as we move past the second quarter of this year. This belief arises from our expectation of a growing economy along with our belief that earnings troughed in the summer and fall of last year. As this shift to the positive becomes more pronounced, we would expect a continuation of the current trend toward fewer negative earnings pre-announcements and more neutral or positive pre-announcements. This would be bullish.

A reason for optimism is shown on the chart included. It shows the 40-quarter (10 year) annualized rolling return for the S&P 500 Index. As shown on the chart, there has been wide variation in this measure, but it has averaged 12.50% over the past 50 years. The low was reached in September of 1974 as the S&P 500's 10-year annualized return fell to .5%. The high was reached in September of 2000 when the 10-year annualized return was just shy of 20%. Since this peak, the rolling return has declined toward its historical average, standing at the end of March at 13.25%. This downward adjustment, together with an attendant drop in interest rates has served to improve equity valuations and provide new investment opportunities.

              [GRAPHIC OF 10 YEAR ROLLING RETURNS S&P 500 OMITTED]




QTC: PLEASE SUPPLY PLOT POINTS FOR GRAPHIC



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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

The first quarter of 2002 was a trying quarter for fixed income investors. The Lehman Aggregate Index (the broadest measure of the domestic investment-grade market) rose just 0.09% for the quarter. Many indices posted negative total returns over the same period as the Lehman Government/Credit Index declined -0.47% while the Intermediate Government/Credit was off -0.22%. Mortgage-backed securities explain much of the difference between these index returns. Mortgage-backed securities (which comprise 36% of the Aggregate index) returned +0.99% for the first quarter. There are no mortgage-backed issues within the Government/Credit or the Intermediate Government/ Credit indices. Mortgages were the beneficiaries of the rise in interest rates as the slowdown in refinancings helped to reduce the prepayment risk of mortgages.

Interest rates moved higher during the first quarter in response to continued progress in the war in Afghanistan and to signs that the economy was recovering faster than many analysts had expected. We have included a table that highlights the dramatic movement in U.S. Treasury yields that we have witnessed since year-end and since September 11th. November 7th marks the "bottom" of U.S. Treasury yields as all the events from last Fall culminated to push interest rates to historic lows. The table shows that by the end of the first quarter of 2002, interest rates were more than 100 basis points higher than the lows of November 7th. The most surprising item in the table is that interest rates are now actually higher than the closing levels from September 10th.

U.S. Treasury Yields at Key Dates since September 10th 2001

                                                  11/7-
Maturity    9/10/01  11/7/01  12/31/01  3/31/02   3/31      YTD
--------    -------  -------  --------  -------   ----      ---
3 month      3.26     1.78      1.72     1.78     0.00     +0.06
2 year       3.50     2.30      3.02     3.72     +1.42    +0.70
5 year       4.32     3.46      4.30     4.84     +1.38    +0.54
10 year      4.83     4.18      5.05     5.40     +1.22    +0.35
30 year      5.44     4.79      5.46     5.80     +1.01    +0.34


Our outlook for the fixed income markets remains primarily the same as it was at the end of 2001. The "bottom" in interest rates is behind us. At the March FOMC meeting the Fed switched over to a "neutral" bias indicating that the risks between higher inflation and weak economic growth are now more balanced. The switch to a neutral bias reversed the bias towards economic weakness that had been in place since December 2000. While we


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

expect the economy to improve in 2002, we do not anticipate a robust recovery. A modest recovery should limit the rise in the Fed Funds rate to a more gradual pace than past recoveries. We do not anticipate the aggressive and dramatic rise in Fed Funds that we witnessed in 1994. Fed Chairman Greenspan warned that he will be watching for a "sustained pickup in demand" once the current cycle of inventory rebuilding is complete. If this demand fails to materialize then it may be some time before the Fed takes action to raise the Fed Funds rate.

With a modest recovery, corporations should be able to repair some of the balance sheet damage that has occurred in recent quarters. This should help corporate yield spreads to tighten and provide positive relative performance (versus U.S. Treasuries) for corporate bonds. However, the modest recovery will make it difficult for corporations to garner higher prices for their products. While this lack of pricing power will limit the growth in corporate profits, it is a positive for the overall inflation outlook for the economy and for fixed income securities.

With the "bottom" in interest rates behind us and with the likelihood that the economy will stage at least a modest recovery in 2002, we will maintain a more defensive posture within our fixed income portfolios. At the same time, we will seek opportunities to profit from some of the market volatility that will likely be created within the fixed income market as interest rates react to the ever-changing consensus on the outlook for the U.S. economy.

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,



/s/ Edward L. Jaroski                      /s/ Dan E. Watson
-----------------------------------        ------------------------------
Edward L. Jaroski                          Dan E. Watson
President and Chairman of the Board        Executive Vice President

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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - March 31, 2002 (UNAUDITED)
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

SHORT-TERM INVESTMENTS (95.31%)
AIM Prime Portfolio
  Money Market, Institutional Class                   15,432,095    $15,432,095
                                                                    -----------

REPURCHASE AGREEMENTS (7.08%)
Fifth Third Bank, 1.15%, dated 03/28/02,
  due 04/01/02, repurchase price $1,146,261
  (collateralized by FHARM Pool #865586,
  6.62%, due 05/01/29, market value
  $1,169,611) (Cost $1,146,115)                                       1,146,115
                                                                    -----------
      TOTAL INVESTMENTS
        (Cost $16,578,210) (102.39%)                                 16,578,210
      LIABILITIES IN EXCESS OF
        OTHER ASSETS (-2.39%)                                          (386,654)
                                                                    -----------
      NET ASSETS (100%)                                             $16,191,556
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - March 31, 2002 (UNAUDITED)
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

AGENCY OBLIGATIONS (30.85%)

FEDERAL HOME LOAN BANK SYSTEM (19.85%)
3.375%, 11/15/04                                       1,300,000   $  1,267,500
4.125%, 11/15/04                                       1,000,000        993,440
5.19%, 10/20/03                                        1,200,000      1,230,192
6.375%, 11/14/03                                       2,000,000      2,084,380
                                                                   ------------
                                                                      5,575,512
                                                                   ------------

FEDERAL MORTGAGE CORP. (7.42%)
6.375%, 11/15/03                                       2,000,000      2,085,620
                                                                   ------------
                                                                      2,085,620
                                                                   ------------
FEDERAL NATIONAL MORTGAGE CO. ASSOC. (3.58%)
4.00%, 08/21/03                                        1,000,000      1,004,380
                                                                   ------------
                                                                      1,004,380
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
(COST $8,535,229)                                                     8,665,512
                                                                   ------------
CORPORATE BONDS (34.24%)

BANKS (3.72)%
Wachovia Corp., 6.925%, 10/15/03                       1,000,000      1,045,450
                                                                   ------------
                                                                      1,045,450
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (18.09%)
American Express CRD Corp., 4.25%, 02/07/05            1,000,000        985,900
Associates Corp. of N. America, 6.77%, 04/10/03        1,000,000      1,031,500
Bear Stearns Co., 6.15%, 03/02/04                      1,000,000      1,021,900
General Motors Acceptance Corp., 6.75%, 10/06/03         500,000        509,895
Household Finance Corp., 6.00%, 05/01/04               1,000,000      1,014,460
Morgan Stanley Group, Inc., 6.125%, 10/01/03             500,000        516,075
                                                                   ------------
                                                                      5,079,730
                                                                   ------------
PIPELINES (3.72%)
Duke Capital Corp., 7.25%, 10/01/04                    1,000,000      1,045,670
                                                                   ------------


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - March 31, 2002 (Unaudited)
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

TELECOMMUNICATIONS (5.53%)
360 Communications Co., 7.125%, 03/01/03               1,000,000   $  1,019,220
Ameritech Capital, 6.30%, 10/15/04                       515,000        534,431
                                                                   ------------
                                                                      1,553,651
                                                                   ------------
UTILITIES (3.18%)
Mississippi Power, 6.05%, 05/01/03                       875,000        893,305
                                                                   ------------

TOTAL CORPORATE BONDS (COST $9,543,005)                               9,617,806
                                                                   ------------
U.S. TREASURY OBLIGATIONS (31.37%)

U.S. TREASURY NOTE
5.25%, 05/15/04                                        3,000,000      3,089,520
5.75%, 08/15/03                                        2,000,000      2,069,680
5.875%, 11/15/04                                       3,500,000      3,652,565
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,750,227)                                                   8,811,765
                                                                   ------------

REPURCHASE AGREEMENTS (1.36%)
Fifth Third Bank, 1.15%, dated 03/28/02,
  due 04/01/02, repurchase price $382,512
  (collateralized by FHAR Pool #410381,
  6.269%, due 04/01/26, market value $390,304)
  (Cost $382,463)                                        382,463        382,463
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $27,210,924) (97.82%)                                  $ 27,477,546
    OTHER ASSETS & LIABILITIES,
      NET (2.18%)                                                       611,187
                                                                   ------------
    NET ASSETS (100%)                                              $ 28,088,733
                                                                   ============
Cost for federal income tax at March 31, 2002
  was $27,210,924 and net unrealized appreciation
  consisted of:
    Gross unrealized appreciation                                  $    393,476
    Gross unrealized depreciation                                      (126,854)
                                                                   ------------
    Net unrealized appreciation                                    $    266,622
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

AGENCY OBLIGATIONS (20.75%)

FEDERAL FARM CREDIT BANK (2.18%)
3.125%, 10/01/03                                       2,000,000   $  1,986,310
                                                                   ------------

FEDERAL HOME LOAN BANK (4.75%)
5.125%, 03/06/06                                       2,000,000      2,009,552
5.80%, 09/02/08                                        2,300,000      2,311,873
                                                                   ------------
                                                                      4,321,425
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CO. (4.55%)
5.00%, 05/15/04                                        1,300,000      1,326,563
5.75%, 04/15/08                                        1,000,000      1,009,378
6.375%, 08/01/11                                         500,000        498,941
6.45%, 04/29/09                                        1,300,000      1,300,036
                                                                   ------------
                                                                      4,134,918
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (9.27%)
5.00%, 01/15/07                                        1,000,000        985,918
5.50%, 02/15/06                                        1,000,000      1,018,086
5.50%, 05/02/06                                          500,000        503,236
6.00%, 05/15/08                                        1,500,000      1,532,112
6.25%, 07/19/11                                        1,500,000      1,498,332
6.375%, 06/15/09                                       2,800,000      2,892,756
                                                                   ------------
                                                                      8,430,440
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
(COST $18,516,072)                                                   18,873,093
                                                                   ------------
CORPORATE BONDS (35.41%)

AEROSPACE/DEFENSE (0.68%)
Lockheed Martin Corp., 7.25%, 05/15/06                   300,000        314,915
McDonnell Douglas Corp., 6.875%, 11/01/06                300,000        308,742
                                                                   ------------
                                                                        623,657
                                                                   ------------


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----
AIRLINES (0.64%)
AMR Corp., 9.00%, 08/01/12                               300,000   $    291,688
Delta Air Lines, Inc., 9.75%, 05/15/21                   300,000        294,439
                                                                   ------------
                                                                        586,127
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.30%)
AutoZone, Inc., 6.50%, 07/15/08                          300,000        272,220
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.67%)
DaimlerChrysler NA Holding Corp.,
  7.40%, 01/20/05                                        300,000        311,238
General Motors Corp., 7.20%, 01/15/11                    300,000        296,114
                                                                   ------------
                                                                        607,352
                                                                   ------------
BANKS (5.58%)
ABN Amro Bank NV/Chicago, 7.55%, 06/28/06                300,000        319,421
Bank of America Corp., 6.875%, 02/15/05                  100,000        104,394
Bank of America Corp., 7.80%, 02/15/10                   350,000        378,060
Bank One Corp., 7.60%, 05/01/07                          300,000        320,926
BankBoston NA, 6.375%, 04/15/08                          300,000        296,775
Bankers Trust Corp., 8.125%, 05/15/02                    110,000        110,732
Deutsche Bank Financial, Inc., 6.70%,
  12/13/06                                               175,000        182,527
Dresdner Bank AG/New York, 6.625%,
  09/15/05                                               300,000        311,609
KeyCorp., 7.50%, 06/15/06                                300,000        313,354
KFW International Finance, 4.75%, 01/24/07               350,000        341,037
Mellon Funding Corp., 6.875%, 03/01/03                   300,000        309,907
National City Corp., 5.75%, 02/01/09                     300,000        288,517
PNC Funding Corp., 6.875%, 03/01/03                      300,000        309,688
Southtrust Bank NA, 6.125%, 01/09/28                     175,000        170,178
Suntrust Banks, Inc., 7.375%, 07/01/06                   300,000        318,372
Swiss Bank Corp. NY, 7.00%, 10/15/15                     300,000        305,097
Wachovia Corp., 6.605%, 10/01/25                         175,000        179,553
Wachovia Corp./SC, 8.125%, 06/24/02                      300,000        303,800
Wells Fargo, 6.875%, 04/01/06                            200,000        209,498
                                                                   ------------
                                                                      5,073,445
                                                                   ------------


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CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

BIOTECHNOLOGY (0.32%)
Pharmacia Corp., 6.75%, 12/15/27                         300,000   $    293,472
                                                                   ------------
CHEMICALS (1.61%)
Dow Chemical Co., 6.85%, 08/15/13                        300,000        299,876
Du Pont (E.I.) de Nemours & Co.,
  8.125%, 03/15/04                                       235,000        253,147
Lubrizol Corp., 5.875%, 12/01/08                         300,000        295,115
Rohm & Haas Co., 6.95%, 07/15/04                         300,000        313,958
Sherwin-Williams Co., 6.85%, 02/01/07                    300,000        303,383
                                                                   ------------
                                                                      1,465,479
                                                                   ------------
COMPUTER HARDWARE (0.66%)
Hewlett-Packard Co., 7.15%, 06/15/05                     300,000        309,980
International Business Machines Corp.,
  5.375%, 02/01/09                                       300,000        288,397
                                                                   ------------
                                                                        598,377
                                                                   ------------
COMPUTER SERVICES (0.34%)
Electronic Data Systems Corp.,
  7.125%, 10/15/09                                       300,000        312,459
                                                                   ------------
CONSUMER PRODUCTS (0.29%)
Clorox Co., 6.125%, 02/01/11                             275,000        264,046
                                                                   ------------
COSMETICS & TOILETRIES (0.70%)
Kimberly-Clark Corp., 7.00%, 08/15/23                    300,000        297,406
Procter & Gamble Co., 8.00%, 10/26/29                    300,000        339,012
                                                                   ------------
                                                                        636,418
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (5.70%)
Associates Corp. of N. America,
  6.50%, 10/15/02                                        300,000        305,997
Bear Stearns Cos., Inc., 6.625%, 01/15/04                300,000        311,413
Charles Schwab Corp., 8.05%, 03/01/10                    230,000        242,157
Citigroup, Inc., 5.80%, 03/15/04                         300,000        309,162

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

Ford Motor Credit Co., 6.875%, 02/01/06                  300,000   $    298,292
Ford Motor Credit Co., 7.375%, 02/01/11                  300,000        291,954
Ford Motor Credit Co., 8.00%, 06/15/02                   300,000        302,649
General Electric Capital Corp., 7.00%, 02/03/03          300,000        310,531
General Motors Acceptance Corp.,
  6.125%, 02/01/07                                       350,000        343,778
Goldman Sachs Group, Inc., 6.875%, 01/15/11              300,000        301,444
Household Finance Corp., 6.00%, 05/01/04                 300,000        302,827
JP Morgan & Co., 7.625%, 09/15/04                        300,000        319,348
Lehman Brothers, Inc., 6.625%, 02/15/08                  200,000        201,907
Merrill Lynch & Co., Inc., 6.25%, 01/15/06               100,000        102,830
Merrill Lynch & Co., Inc., 8.00%, 06/01/07               200,000        219,743
Morgan Stanley Group, Inc., 6.875%, 03/01/07             300,000        312,199
Texaco Capital, Inc., 8.50%, 02/15/03                    300,000        314,520
Toyota Motor Credit Corp., 5.50%, 12/15/08               300,000        291,459
Wells Fargo Financial, Inc., 7.00%, 01/15/03             100,000        103,060
                                                                   ------------
                                                                      5,185,270
                                                                   ------------
DIVERSIFIED MACHINERY (0.40%)
Ingersoll-Rand Co., 5.75%, 02/14/03                      355,000        362,925
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.93%)
Honeywell International, Inc., 7.50%, 03/01/10           300,000        318,702
PPG Industries, Inc., 7.375%, 06/01/16                   250,000        256,716
Tyco International Group SA, 6.375%, 02/15/06            300,000        274,605
                                                                   ------------
                                                                        850,023
                                                                   ------------
ELECTRONIC EQUIPMENT (0.32%)
Emerson Electric Co., 5.85%, 03/15/09                    300,000        295,576
                                                                   ------------
FOOD & BEVERAGE (2.24%)
Albertson's, Inc., 7.45%, 08/01/29                       300,000        299,670
Archer-Daniels-Midland Co., 7.125%, 03/01/13             300,000        313,518
Campbell Soup Co., 6.90%, 10/15/06                       300,000        313,552
H.J. Heinz Co., 6.00%, 03/15/08                          300,000        297,473
Kellogg Co., 6.60%, 04/01/11                             300,000        301,786
Kroger Co., 7.00%, 05/01/18                              200,000        195,436
Safeway, Inc., 7.00%, 09/15/07                           300,000        313,652
                                                                   ------------
                                                                      2,035,087
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

FOREST PRODUCTS & PAPER (0.62%)
International Paper Co., 7.625%, 01/15/07                250,000   $    264,292
Weyerhaeuser Co., 7.25%, 07/01/13                        300,000        300,554
                                                                   ------------
                                                                        564,846
                                                                   ------------
HEALTHCARE PRODUCTS (0.53%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                     200,000        198,806
Baxter International, Inc., 6.625%, 02/15/28             300,000        280,944
                                                                   ------------
                                                                        479,750
                                                                   ------------
INSURANCE (0.75%)
Allstate Corp., 6.75%, 05/15/18                          300,000        289,649
Hartford Life, Inc., 7.10%, 06/15/07                     175,000        181,645
Hartford Life, Inc., 7.65%, 06/15/27                     200,000        208,055
                                                                   ------------
                                                                        679,349
                                                                   ------------
MEDIA (0.64%)
AOL Time Warner, Inc., 6.125%, 04/15/06                  300,000        300,068
Time Warner, Inc., 6.875%, 06/15/18                      300,000        282,095
                                                                   ------------
                                                                        582,163
                                                                   ------------
MINING (0.35%)
Alcoa, Inc., 7.375%, 08/01/10                            300,000        318,811
                                                                   ------------
OFFICE EQUIPMENT (0.26%)
Xerox Corp., 7.20%, 04/01/16                             300,000        232,500
                                                                   ------------
PHARMACEUTICALS (1.02%)
Abbott Laboratories, 5.625%, 07/01/06                    300,000        303,981
Bristol-Myers Squibb Co., 6.80%, 11/15/26                300,000        298,573
Wyeth, 7.90%, 02/15/05                                   300,000        325,051
                                                                   ------------
                                                                        927,605
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

PIPELINES (1.00%)
Consolidated Natural Gas Co.,
  6.625%, 12/01/08                                       300,000   $    301,002
Duke Capital Corp., 7.50%, 10/01/09                      300,000        317,143
EL Paso Corp., 7.00%, 05/15/11                           300,000        291,147
                                                                   ------------
                                                                        909,292
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (0.24%)
EOP Operating LP, 7.25%, 02/15/18                        225,000        214,435
                                                                   ------------
RETAIL STORES (0.79%)
Penney (J.C.) Co., 7.25%, 04/01/02                       100,000        100,000
Sears Roebuck Acceptance Corp.,
  6.00%, 03/20/03                                        300,000        306,531
Wal-Mart Stores, Inc., 5.875%, 10/15/05                  300,000        308,764
                                                                   ------------
                                                                        715,295
                                                                   ------------
TELECOMMUNICATIONS (3.14%)
AT&T Corp., 7.50%, 06/01/06                              300,000        304,517
Bell Telephone Co. of Pennsylvania,
  6.625%, 09/15/02                                       175,000        178,237
Bellsouth Capital Funding, 7.75%, 02/15/10               300,000        324,501
GTE Florida, Inc., 6.86%, 02/01/28                       300,000        288,871
Lucent Technologies, Inc., 7.25%, 07/15/06               300,000        246,000
Motorola, Inc., 6.50%, 03/01/08                          300,000        282,239
New York Telephone Co., 6.25%, 02/15/04                  100,000        103,066
New York Telephone Co., 7.25%, 02/15/24                  100,000         96,130
Pacific Bell, 6.25%, 03/01/05                            200,000        207,821
Qwest Corp., 6.375%, 10/15/02                            300,000        295,114
Qwest Corp., 6.875%, 09/15/33                            300,000        219,962
Southern New England Telecommunications
  Corp., 7.00%, 08/15/05                                 100,000        105,056
WorldCom, Inc.-WorldCom Group,
  6.95%, 08/15/28                                        300,000        209,003
                                                                   ------------
                                                                      2,860,517
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

TRANSPORTATION (1.40%)
Norfolk Southern Corp., 6.95%, 05/01/02                  300,000   $    301,050
Norfolk Southern Corp., 7.35%, 05/15/07                  300,000        316,891
Union Pacific Corp., 6.40%, 02/01/06                     300,000        305,465
United Parcel Service, Inc.,
  8.375%, 04/01/20                                       300,000        351,177
                                                                   ------------
                                                                      1,274,583
                                                                   ------------
UTILITIES (3.29%)
Carolina Power & Light Co., 5.95%, 03/01/09              300,000        290,248
Central Power & Light Co., 6.625%, 07/01/05              270,000        276,605
Consolidated Edison Co. of New York, 6.375%,
  04/01/03                                               300,000        308,435
DTE Energy Co., 6.45%, 06/01/06                          300,000        302,442
Florida Power & Light Co., 7.00%, 09/01/25               300,000        283,301
Public Service Electric & Gas, 7.00%, 09/01/24           300,000        277,366
Southern Union Co., 7.60%, 02/01/24                      175,000        164,021
Tennessee Valley Authority, 6.00%, 03/15/13              500,000        490,949
TXU Corp., 6.375%, 06/15/06                              300,000        298,908
Wisconsin Energy Corp., 6.50%, 04/01/11                  300,000        297,787
                                                                   ------------
                                                                      2,990,062
                                                                   ------------

TOTAL CORPORATE BONDS
  (COST $32,225,959)                                                 32,211,141
                                                                   ------------
FOREIGN BONDS (8.50%)

FOREIGN CORPORATE BONDS (4.66%)
Banque Paribas, 8.35%, 06/15/07                          225,000        251,778
Barclays Bank Plc, 7.40%, 12/15/09                       300,000        321,688
Bayerische Landesbank Girozentrale,
  7.375%, 12/14/02                                       300,000        309,851
Bell Canada, 9.50%, 10/15/10                             200,000        222,735
BP Canada Energy Co., 7.25%, 12/01/02                    200,000        205,466
British Telecommunications Plc, 8.375%,
  12/15/10                                               300,000        325,880
Hanson Overseas BV, 7.375%, 01/15/03                     300,000        307,978
Inter-American Development Bank,
   6.125%, 03/08/06                                      400,000        414,892

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

International Bank for Reconstruction
  & Development, 7.00%, 01/27/05                         400,000   $    426,082
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                       200,000        219,060
National Westminster Bank Plc,
  7.375%, 10/01/09                                       300,000        320,168
Norsk Hydro ASA, 6.70%, 01/15/18                         300,000        289,667
Sony Corp., 6.125%, 03/04/03                             300,000        308,422
Telefonica Europe BV, 7.75%, 09/15/10                    300,000        315,910
                                                                   ------------
                                                                      4,239,577
                                                                   ------------
FOREIGN GOVERNMENT REGIONAL (3.84%)
British Columbia, Province of, 5.375%, 10/29/08          300,000        294,350
Canadian Government Bond, 6.375%, 11/30/04               300,000        315,013
Finland Government International Bond,
  7.875%, 07/28/04                                       300,000        322,323
Italy Government International Bond,
  7.25%, 02/07/05                                        300,000        320,879
Manitoba, Province of, 4.25%, 11/20/06                   300,000        287,293
Manitoba, Province of, 8.00%, 04/15/02                   250,000        250,384
Nova Scotia, Province of, 7.25%, 07/27/13                100,000        107,509
Ontario, Province of, 5.50%, 10/01/08                    300,000        296,428
Portugal Government International Bond,
  5.75%, 10/08/03                                        350,000        359,645
Quebec, Province of, 6.50%, 01/17/06                     300,000        312,996
Saskatchewan, Province of, 8.00%, 02/01/13               270,000        304,239
Spain Government International Bond,
  7.00%, 07/19/05                                        300,000        320,634
                                                                   ------------
                                                                      3,491,693
                                                                   ------------
TOTAL FOREIGN BONDS (COST $7,530,187)                                 7,731,270
                                                                   ------------
U.S. TREASURY OBLIGATIONS (33.43%)

TREASURY BONDS (16.22%)
6.25%, 08/15/23                                        3,500,000      3,584,217
6.75%, 08/15/26                                        2,000,000      2,179,844
7.50%, 11/15/16                                        3,600,000      4,136,062

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

7.875%, 02/15/21                                       2,000,000   $  2,410,234
8.125%, 08/15/19                                       2,000,000      2,448,828
                                                                   ------------
                                                                     14,759,185
                                                                   ------------
TREASURY NOTES (17.21%)
4.75%, 11/15/08                                          300,000        292,289
5.625%, 12/31/02                                       1,900,000      1,944,382
5.75%, 08/15/03                                        2,400,000      2,483,439
5.875%, 02/15/04                                       2,300,000      2,394,247
6.50%, 08/15/05                                        3,250,000      3,456,807
7.25%, 05/15/04                                        1,900,000      2,033,222
7.50%, 02/15/05                                        2,800,000      3,047,514
                                                                   ------------
                                                                     15,651,900
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $30,604,269)                                                 30,411,085
                                                                   ------------
REPURCHASE AGREEMENTS (0.36%)
Fifth Third Bank, 1.15%, dated 03/28/02,
  due 04/01/02, repurchase price $328,950
  (collateralized by FGLMC Pool # C32454,
  7.50%, due 11/01/29, market value $335,651)
  (Cost $328,908)                                        328,908        328,908
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $89,205,395) (98.45%)                                    89,555,497
    OTHER ASSETS AND LIABILITIES,
      NET (1.55%)                                                     1,410,257
                                                                   ------------
    NET ASSETS (100%)                                              $ 90,965,754
                                                                   ============

Cost for federal income tax at March 31, 2002
  was $89,205,395 and net unrealized appreciation
  consisted of:
    Gross unrealized appreciation                                  $  1,909,260
    Gross unrealized depreciation                                    (1,559,158)
                                                                   ------------
    Net unrealized appreciation                                    $    350,102
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCK (99.26%)

ADVERTISING AGENCIES (0.37%)
Interpublic Group Cos., Inc.                               8,174   $    280,205
Omnicom Group                                              4,940        466,336
                                                                   ------------
                                                                        746,541
                                                                   ------------
AEROSPACE/DEFENSE (1.69%)
Boeing Co.                                                18,839        908,982
General Dynamics Corp.                                     4,700        441,565
Goodrich Corp.                                             1,851         58,566
Lockheed Martin Corp.                                      8,276        476,532
Northrop Grumman Corp.                                     2,690        304,104
Raytheon Co.                                               8,713        357,669
Rockwell Collins                                           3,216         81,107
United Technologies Corp.                                 10,970        813,974
                                                                   ------------
                                                                      3,442,499
                                                                   ------------
AIRLINES (0.31%)
AMR Corp./Del*                                             5,114        135,061
Delta Air Lines, Inc.                                      6,630        216,933
Southwest Airlines                                        13,509        261,399
US Airways Group, Inc.*                                    1,293          8,340
                                                                   ------------
                                                                        621,733
                                                                   ------------
APPAREL (0.30%)
Jones Apparel Group, Inc.*                                 1,760         61,512
Liz Claiborne, Inc.                                        2,080         58,989
Nike, Inc.                                                 6,142        368,581
Reebok International Ltd.*                                   690         18,651
VF Corp.                                                   2,168         93,766
                                                                   ------------
                                                                        601,499
                                                                   ------------
APPLIANCES (0.09%)
Maytag Corp.                                               1,390         61,507
Whirlpool Corp.                                            1,634        123,449
                                                                   ------------
                                                                        184,956
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

AUTO PARTS & EQUIPMENT (0.22%)
Cooper Tire & Rubber Co.                                     330   $      7,144
Dana Corp.                                                 2,765         59,365
Delphi Automotive Systems                                  7,784        124,466
Goodyear Tire & Rubber Co./The                             2,670         68,272
TRW, Inc.                                                  2,955        152,094
Visteon Corp.                                              2,698         44,652
                                                                   ------------
                                                                        455,993
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.79%)
Ford Motor Co.                                            36,026        594,069
General Motors Corp.                                      13,204        798,182
Navistar International Corp.*                                720         31,896
Paccar, Inc.                                               2,476        181,268
                                                                   ------------
                                                                      1,605,415
                                                                   ------------
BANKS (7.20%)
AmSouth BanCorp                                            5,340        117,373
Bank of America Corp.                                     34,488      2,345,874
Bank of New York Co., Inc.                                16,578        696,608
Bank One Corp.                                            23,294        973,223
BB&T Corp.                                                 7,240        275,916
Comerica, Inc.                                             5,588        349,641
Fifth Third BanCorp                                       12,582        849,033
FleetBoston Financial Corp.                               22,542        788,970
Golden West Financial Corp.                                5,210        330,835
Huntington Bancshares, Inc.                                3,412         67,216
KeyCorp                                                    6,330        168,695
Marshall & Ilsley Corp.                                    3,150        196,056
Mellon Financial Corp.                                     9,530        367,763
National City Corp.                                        9,284        285,576
Northern Trust Corp.                                       7,450        447,820
PNC Financial Services Group, Inc.                         9,555        587,537
Regions Financial Corp.                                    2,960        101,676
SouthTrust Corp.                                           5,160        136,224
State Street Corp.                                         7,780        430,856
Suntrust Banks, Inc.                                       8,955        597,567

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Synovus Financial Corp.                                    3,735   $    113,843
Union Planters Corp.                                       2,910        137,905
US BanCorp                                                30,476        687,843
Wachovia Corp./SC                                         29,088      1,078,583
Washington Mutual, Inc.                                   17,926        593,888
Wells Fargo & Co.                                         35,604      1,758,838
Zions BanCorp                                              2,160        128,023
                                                                   ------------
                                                                     14,613,382
                                                                   ------------
BIOTECHNOLOGY (1.03%)
Amgen, Inc.*                                              21,150      1,262,232
Biogen, Inc.*                                              3,220        157,973
Chiron Corp.*                                              4,310        197,786
Genzyme Corp.*                                             4,100        179,047
Immunex Corp.*                                             9,930        300,482
                                                                   ------------
                                                                      2,097,520
                                                                   ------------
BUILDING MATERIALS (0.15%)
Masco Corp.                                                6,840        187,758
Vulcan Materials Co.                                       2,590        123,129
                                                                   ------------
                                                                        310,887
                                                                   ------------
CHEMICALS (1.53%)
Air Products & Chemicals, Inc.                             3,698        191,002
Ashland, Inc.                                              1,255         57,115
Dow Chemical Co.                                          18,196        595,373
Du Pont (E.I.) de Nemours & Co.                           23,344      1,100,670
Eastman Chemical Co.                                       2,360        115,144
Ecolab, Inc.                                               2,276        104,059
Engelhard Corp.                                              984         30,533
Great Lakes Chemical Corp.                                   570         16,057
Hercules, Inc.*                                            1,153         15,346
International Flavors & Fragrances, Inc.                   4,216        147,434
PPG Industries, Inc.                                       4,585        251,762
Praxair, Inc.                                              3,091        184,842
Rohm & Haas Co.                                            3,498        147,860
Sherwin-Williams Co. (The)                                 2,316         65,960
Sigma-Aldrich                                              1,948         91,478
                                                                   ------------
                                                                      3,114,635
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMERCIAL SERVICES (0.93%)
Cendant Corp.*                                            11,566   $    222,067
Cintas Corp.                                               4,300        214,398
Concord EFS, Inc.*                                         6,360        211,470
Convergys Corp.*                                           3,440        101,721
Deluxe Corp.                                               2,617        121,062
Equifax, Inc.                                              2,260         67,574
H&R Block, Inc.                                            2,740        121,793
McKesson Corp.                                             4,829        180,749
Moody's Corp.                                              3,266        134,233
Paychex, Inc.                                              8,602        341,499
Quintiles Transnational Corp.*                             1,350         23,963
Robert Half International, Inc.*                           1,030         30,406
RR Donnelley & Sons Co.                                    3,648        113,453
                                                                   ------------
                                                                      1,884,388
                                                                   ------------
COMPUTER HARDWARE (3.81%)
Apple Computer, Inc.*                                      5,408        128,007
Compaq Computer Corp.                                     26,440        276,298
Dell Computer Corp.*                                      49,712      1,297,980
EMC Corp./Massachusetts*                                  41,858        498,947
Gateway, Inc.*                                             5,060         31,979
Hewlett-Packard Co.                                       39,646        711,249
International Business Machines Corp.                     34,706      3,609,424
Lexmark International, Inc.*                               3,240        185,263
NCR Corp.*                                                 3,200        143,200
Network Appliance, Inc.*                                   7,260        147,959
Palm, Inc.*                                                9,097         36,297
Sun Microsystems, Inc.*                                   56,384        497,307
Yahoo, Inc.*                                               9,030        166,784
                                                                   ------------
                                                                      7,730,694
                                                                   ------------
COMPUTER SERVICES (0.51%)
Computer Sciences Corp.*                                   5,008        254,156
Electronic Data Systems Corp.                             10,260        594,977

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Sapient Corp.*                                             1,640   $      7,790
TMP Worldwide, Inc.*                                       3,280        113,062
Unisys Corp.*                                              5,100         64,413
                                                                   ------------
                                                                      1,034,398
                                                                   ------------
COMPUTER SOFTWARE (5.70%)
Adobe Systems, Inc.                                        5,490        221,192
Autodesk, Inc.                                             1,220         56,962
Automatic Data Processing                                 14,240        829,765
BMC Software, Inc.*                                        4,130         80,328
Citrix Systems, Inc.*                                      2,950         50,976
Computer Associates International, Inc.                   11,245        246,153
Compuware Corp.*                                           5,090         65,712
First Data Corp.                                           8,441        736,477
Fiserv, Inc.*                                              3,735        171,773
IMS Health, Inc.                                           4,862        109,152
Intuit, Inc.*                                              4,650        178,374
Mercury Interactive Corp.*                                 2,240         84,336
Microsoft Corp.*                                         105,664      6,372,596
Novell, Inc.*                                              4,239         16,490
Oracle Corp.*                                            104,652      1,339,546
Parametric Technology Corp.*                               3,530         21,321
Peoplesoft, Inc.*                                          6,380        233,061
Rational Software Corp.*                                   3,630         57,463
Siebel Systems, Inc.*                                      9,850        321,208
Veritas Software Corp.*                                    8,729        382,592
                                                                   ------------
                                                                     11,575,477
                                                                   ------------
CONSUMER PRODUCTS (0.16%)
American Greetings                                         1,610         29,221
Clorox Co.                                                 5,912        257,941
Tupperware Corp.                                           1,721         39,153
                                                                   ------------
                                                                        326,315
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

CONTAINERS (0.08%)
Ball Corp.                                                   580   $     27,388
Bemis Co.                                                    755         41,034
Pactiv Corp.*                                              2,248         45,005
Sealed Air Corp.*                                          1,225         57,673
                                                                   ------------
                                                                        171,100
                                                                   ------------
COSMETICS & TOILETRIES (2.58%)
Alberto-Culver Co.                                         1,630         88,020
Avon Products                                              5,568        302,454
Colgate-Palmolive Co.                                     13,338        762,267
Gillette Co.                                              20,958        712,781
Kimberly-Clark Corp.                                      13,106        847,303
Procter & Gamble Co.                                      27,952      2,518,196
                                                                   ------------
                                                                      5,231,021
                                                                   ------------
DISTRIBUTION/WHOLESALE (0.12%)
Genuine Parts Co.                                          2,920        107,368
Grainger (W.W.), Inc.                                      2,280        128,204
                                                                   ------------
                                                                        235,572
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (7.39%)
American Express Co.                                      26,038      1,066,516
Bear Stearns Cos., Inc.                                    2,407        151,039
Capital One Financial Corp.                                4,170        266,255
Charles Schwab Corp.                                      19,715        258,069
Citigroup, Inc.                                          100,446      4,974,086
Countrywide Credit Industries, Inc.                        1,500         67,125
Fannie Mae                                                20,081      1,604,070
Franklin Resources, Inc.                                   4,090        171,453
Freddie Mac                                               13,488        854,735
Household International, Inc.                              9,619        546,359
J.P. Morgan Chase & Co.                                   41,525      1,480,366
Lehman Brothers Holdings, Inc.                             4,650        300,576
MBNA Corp.                                                15,205        586,457
Merrill Lynch & Co., Inc.                                 16,434        910,115

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Morgan Stanley Dean Witter & Co.                          22,854   $  1,309,763
Providian Financial Corp.                                  4,752         35,878
Stilwell Financial, Inc.                                   3,420         83,756
T. Rowe Price Group, Inc.                                  1,610         62,677
USA Education, Inc.                                        2,900        283,620
                                                                   ------------
                                                                     15,012,915
                                                                   ------------
DIVERSIFIED MACHINERY (0.58%)
Caterpillar, Inc.                                          7,892        448,660
Cummins, Inc.                                              1,020         48,175
Deere & Co.                                                5,238        238,591
Dover Corp.                                                3,580        146,780
Ingersoll-Rand Co.                                         4,593        229,742
Rockwell International Corp.                               3,216         64,513
                                                                   ------------
                                                                      1,176,461
                                                                   ------------
DIVERSIFIED MANUFACTURING (5.77%)
Cooper Industries, Inc.                                    2,374         99,589
Crane Co.                                                    720         19,685
Danaher Corp.                                              2,810        199,566
Eaton Corp.                                                2,420        195,972
General Electric Co.                                     193,968      7,264,102
Honeywell International, Inc.                             17,028        651,661
Illinois Tool Works                                        8,466        612,515
ITT Industries, Inc.                                       1,258         79,304
Minnesota Mining & Manufacturing Co.                       9,062      1,042,221
Pall Corp.                                                 1,589         32,559
Textron, Inc.                                              4,860        248,346
Tyco International Ltd.                                   39,584      1,279,355
                                                                   ------------
                                                                     11,724,875
                                                                   ------------
ELECTRICAL COMPONENTS (0.57%)
American Power Conversion*                                 1,840         27,195
Emerson Electric Co.                                      12,156        697,633
Jabil Circuit, Inc.*                                       2,300         54,119
Molex, Inc.                                                4,392        152,271
Power-One, Inc.*                                           1,040          8,507

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Sanmina Corp.*                                             7,400   $     86,950
Solectron Corp.*                                           9,210         71,838
Symbol Technologies, Inc.                                  3,795         42,656
Thomas & Betts Corp.                                         605         12,802
                                                                   ------------
                                                                      1,153,971
                                                                   ------------
ENGINEERING & CONSTRUCTION (0.05%)
Fluor Corp.                                                2,290         93,409
McDermott International, Inc.*                               440          6,842
                                                                   ------------
                                                                        100,251
                                                                   ------------
FOOD & BEVERAGE (3.18%)
Albertson's, Inc.                                          9,882        327,489
Archer-Daniels-Midland Co.                                16,781        233,759
Campbell Soup Co.                                         14,804        396,747
General Mills, Inc.                                       12,558        613,458
Hershey Foods Corp.                                        8,410        576,421
H.J. Heinz Co.                                            16,717        693,756
Kellogg Co.                                               14,620        490,793
Kroger Co.*                                               16,954        375,701
Safeway, Inc.*                                            13,020        586,160
Supervalu, Inc.                                            4,340        111,972
Sysco Corp.                                               16,976        506,224
Unilever NV                                               16,500        937,200
Winn-Dixie Stores, Inc.                                    3,390         54,376
Wrigley (Wm. Jr.) Co.                                     10,530        561,354
                                                                   ------------
                                                                      6,465,410
                                                                   ------------
FOREST & PAPER PRODUCTS (0.46%)
Boise Cascade Corp.                                          485         17,576
Georgia-Pacific Group                                      3,016         90,329
International Paper Co.                                    8,311        357,456
Louisiana-Pacific Corp.                                      970         10,418
MeadWestvaco Corp.                                         2,752         91,229
Temple-Inland, Inc.                                          970         55,018
Weyerhaeuser Co.                                           4,984        313,294
                                                                   ------------
                                                                        935,320
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

HEALTHCARE PRODUCTS (3.82%)
Allergan, Inc.                                             3,410   $    220,456
Bard (C.R.), Inc.                                          1,690         99,794
Bausch & Lomb, Inc.                                        2,115         94,266
Baxter International, Inc.                                12,866        765,784
Becton Dickinson & Co.                                     5,510        207,837
Biomet, Inc.                                               4,882        132,107
Boston Scientific Corp.*                                   6,822        171,164
Guidant Corp.*                                             7,496        324,727
Johnson & Johnson                                         61,739      4,009,948
Medtronic, Inc.                                           25,172      1,138,026
St. Jude Medical, Inc.*                                    2,337        180,300
Stryker Corp.                                              4,820        290,791
Zimmer Holdings, Inc.*                                     3,430        116,792
                                                                   ------------
                                                                      7,751,992
                                                                   ------------
HEALTHCARE SERVICES (0.84%)
Aetna, Inc.                                                3,874        150,389
HCA, Inc.                                                  9,872        435,158
Healthsouth Corp.*                                         5,860         84,091
Humana, Inc.*                                              2,525         34,163
Manor Care, Inc.*                                          1,785         41,591
Tenet Healthcare Corp.*                                    5,613        376,183
UnitedHealth Group, Inc.                                   5,670        433,301
Wellpoint Health Networks*                                 2,520        160,448
                                                                   ------------
                                                                      1,715,324
                                                                   ------------
HOME BUILDERS (0.05%)
Centex Corp.                                               1,010         52,449
Pulte Homes, Inc.                                            900         43,065
                                                                   ------------
                                                                         95,514
                                                                   ------------
HOME FURNISHINGS (0.15%)
Leggett & Platt, Inc.                                      2,800         69,440
Newell Rubbermaid, Inc.                                    7,588        242,513
                                                                   ------------
                                                                        311,953
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

HOTELS (0.34%)
Hilton Hotels Corp.                                        5,520   $     78,936
Marriott International, Inc.                               8,223        369,624
Starwood Hotels & Resorts Worldwide, Inc.                  6,480        243,713
                                                                   ------------
                                                                        692,273
                                                                   ------------
INSTRUMENTS-CONTROLS (0.49%)
Agilent Technologies, Inc.*                                8,230        287,721
Applied Biosystems Group - Applera Corp.                   5,770        128,960
Johnson Controls, Inc.                                     2,114        186,687
Millipore Corp.                                            1,130         49,991
Parker Hannifin Corp.                                      3,071        153,243
PerkinElmer, Inc.                                          2,020         37,370
Tektronix, Inc.*                                           1,140         26,972
Thermo Electron Corp.*                                     2,082         43,160
Waters Corp.*                                              3,130         87,546
                                                                   ------------
                                                                      1,001,650
                                                                   ------------
INSURANCE (4.32%)
ACE Ltd.                                                   3,020        125,934
AFLAC, Inc.                                                9,760        287,920
Allstate Corp.                                            13,976        527,873
AMBAC Financial Group, Inc.                                  670         39,577
American International Group                              51,969      3,749,044
AON Corp.                                                  4,664        163,240
Chubb Corp.                                                3,880        283,628
Cigna Corp.                                                5,068        513,845
Cincinnati Financial Corp.                                 2,770        120,938
Conseco, Inc.*                                             3,316         12,004
Hartford Financial Services Group                          5,328        362,943
Jefferson-Pilot Corp.                                      2,968        148,637
John Hancock Financial Services                            1,870         71,415
Lincoln National Corp.                                     5,108        259,129
Marsh & McLennan Cos                                       6,693        754,569
MBIA, Inc.                                                 1,950        106,645
Metlife, Inc.                                             10,350        326,025
MGIC Investment Corp.                                      1,460         99,908

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Progressive Corp.                                          1,130   $    188,281
Safeco Corp.                                               1,779         56,999
St. Paul Cos                                               4,040        185,234
Torchmark Corp.                                            2,020         81,386
UnumProvident Corp.                                        3,560         99,431
XL Capital Ltd.                                            2,160        201,636
                                                                   ------------
                                                                      8,766,241
                                                                   ------------
LEISURE & RECREATION PRODUCTS (0.12%)
Brunswick Corp.                                            1,744         47,646
Hasbro, Inc.                                               3,175         50,229
Mattel, Inc.                                               6,541        136,314
                                                                   ------------
                                                                        234,189
                                                                   ------------
MEDIA (2.84%)
AOL Time Warner, Inc.*                                    86,710      2,050,692
Clear Channel Communications*                             15,130        777,833
Comcast Corp.*                                            20,500        651,900
Dow Jones & Co., Inc.                                      4,495        261,699
Gannett Co., Inc.                                          7,574        576,381
Knight Ridder, Inc.                                        2,209        151,736
McGraw-Hill Companies, Inc.                                5,250        358,313
Meredith Corp.                                             2,178         92,587
New York Times Co.                                         4,274        204,554
Tribune Co.                                                8,007        363,998
Univision Communications, Inc.*                            6,500        273,000
                                                                   ------------
                                                                      5,762,693
                                                                   ------------
METAL FABRICATION (0.01%)
Worthington Industries                                     1,410         21,658
                                                                   ------------
METALS (0.56%)
Alcan, Inc.                                                7,357        291,558
Alcoa, Inc.                                               16,898        637,730
Freeport-McMoran Copper & Gold, Inc.*                      1,590         28,016

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Inco Ltd.*                                                 3,457   $     67,653
Phelps Dodge Corp.                                         2,675        112,618
                                                                   ------------
                                                                      1,137,575
                                                                   ------------
MINING (0.17%)
Barrick Gold Corp.                                         7,793        144,638
Newmont Mining Corp.                                       5,088        140,887
Placer Dome, Inc.                                          4,407         53,986
                                                                   ------------
                                                                        339,511
                                                                   ------------
MOTORCYCLE MANUFACTURER (0.21%)
Harley-Davidson, Inc.                                      7,570        417,334
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES (0.28%)
Avery Dennison Corp.                                       2,771        169,114
Pitney Bowes, Inc.                                         6,554        280,511
Xerox Corp.                                               10,532        113,219
                                                                   ------------
                                                                        562,844
                                                                   ------------
OIL & GAS (7.14%)
Amerada Hess Corp.                                         3,548        281,569
Anadarko Petroleum Corp.                                   5,103        288,013
Apache Corp.                                               2,772        157,671
Baker Hughes, Inc.                                         3,960        151,470
Burlington Resources, Inc.                                 3,037        121,753
ChevronTexaco Corp.                                       24,429      2,205,206
Conoco, Inc.                                               9,850        287,423
Devon Energy Corp.                                         2,680        129,364
EOG Resources, Inc.                                          740         30,014
Exxon Mobil Corp.                                        132,342      5,800,550
Halliburton Co.                                            7,138        121,846
Kerr-McGee Corp.                                           2,990        187,922
Marathon Oil Corp.                                         4,876        140,429
Nabors Industries, Inc.*                                   2,300         97,175
Noble Drilling Corp.*                                      1,330         55,049
Occidental Petroleum Corp.                                 5,063        147,586
Phillips Petroleum Co.                                     8,788        551,886

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Rowan Companies, Inc.*                                       220   $      5,069
Royal Dutch Petroleum Co.                                 45,090      2,449,289
Schlumberger Ltd.                                         15,140        890,535
Sunoco, Inc.                                               1,790         71,618
Transocean Sedco Forex, Inc.                               5,387        179,010
Unocal Corp.                                               3,982        155,099
                                                                   ------------
                                                                     14,505,546
                                                                   ------------
PHARMACEUTICALS (9.01%)
Abbott Laboratories                                       32,706      1,720,336
AmerisourceBergen Corp.                                    1,500        102,450
Bristol-Myers Squibb Co.                                  41,458      1,678,634
Cardinal Health, Inc.                                      9,740        690,469
Eli Lilly & Co.                                           24,305      1,852,041
Forest Laboratories, Inc.*                                 3,630        296,571
King Pharmaceuticals, Inc.*                                3,146        110,141
Medimmune, Inc.*                                           4,410        173,445
Merck & Co., Inc.                                         47,950      2,760,961
Pfizer, Inc.                                             122,332      4,861,474
Pharmacia Corp.                                           26,785      1,207,468
Schering-Plough Corp.                                     30,850        965,605
Watson Pharmaceuticals, Inc.*                              2,240         60,682
Wyeth                                                     27,620      1,813,253
                                                                   ------------
                                                                     18,293,530
                                                                   ------------
PHOTOGRAPHY EQUIPMENT (0.18%)
Eastman Kodak Co.                                         12,014        374,476
                                                                   ------------
PIPELINES (0.49%)
Dynegy, Inc.                                               7,550        218,950
El Paso Corp.                                             11,221        494,061
Kinder Morgan, Inc.                                        2,080        100,734
Williams Cos., Inc.                                        7,640        179,998
                                                                   ------------
                                                                        993,743
                                                                   ------------
REITS (0.07%)
Equity Office Properties Trust                             4,990        149,650
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

RETAIL STORES (7.03%)
Bed Bath & Beyond, Inc.*                                   4,760   $    160,650
Best Buy Co., Inc.*                                        4,310        341,352
Big Lots, Inc.*                                            1,330         18,686
Circuit City Stores                                        3,410         61,516
Costco Wholesale Corp.*                                    9,740        387,847
CVS Corp.                                                  9,984        342,751
Dillard's, Inc.                                            1,090         26,007
Dollar General Corp.                                       5,191         84,509
Family Dollar Stores, Inc.                                 1,360         45,574
Federated Department Stores*                               5,267        215,157
Gap, Inc.                                                 13,905        209,131
Home Depot, Inc.                                          46,839      2,276,844
Kohls Corp.*                                               8,350        594,103
Limited, Inc.                                              7,630        136,577
Lowe's Cos                                                14,316        622,603
May Department Stores Co.                                  8,918        310,792
Nordstrom, Inc.                                            2,290         56,105
Office Depot, Inc.*                                        4,880         96,868
Penney (J.C.) Co.                                          4,497         93,133
RadioShack Corp.                                           4,880        146,595
Sears, Roebuck and Co.                                     8,604        441,127
Staples, Inc.*                                             7,200        143,784
Target Corp.                                              18,538        799,359
Tiffany & Co.                                              3,350        119,092
TJX Cos., Inc.                                             4,910        196,449
Toys R Us, Inc.*                                           3,481         62,519
Walgreen Co.                                              21,136        828,320
Wal-Mart Stores, Inc.                                     89,248      5,470,010
                                                                   ------------
                                                                     14,287,460
                                                                   ------------
RETAIL-AUTO PARTS (0.08%)
AutoZone, Inc.*                                            2,417        166,410
                                                                   ------------
SEMICONDUCTORS (4.52%)
Advanced Micro Devices*                                    5,978         87,936
Altera Corp.*                                              6,550        143,248

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Analog Devices, Inc.*                                      7,800   $    351,312
Applied Materials, Inc.*                                  16,230        880,802
Applied Micro Circuits Corp.*                              4,040         32,320
Broadcom Corp.*                                            5,960        213,964
Conexant Systems, Inc.*                                    3,410         41,091
Intel Corp.                                              129,064      3,924,836
Kla-Tencor Corp.*                                          3,810        253,365
Linear Technology Corp.                                    6,850        302,907
LSI Logic Corp.*                                           5,360         91,120
Maxim Integrated Products*                                 7,230        402,783
Micron Technology, Inc.*                                  12,336        405,855
National Semiconductor Corp.*                              2,820         95,006
Novellus Systems, Inc.*                                    2,860        154,812
Nvidia Corp.*                                              2,010         89,164
PMC - Sierra, Inc.*                                        3,950         64,306
QLogic Corp.*                                              2,010         99,535
Teradyne, Inc.*                                            3,340        131,696
Texas Instruments, Inc.                                   33,478      1,108,122
Vitesse Semiconductor Corp.*                               2,990         29,302
Xilinx, Inc.*                                              7,110        283,405
                                                                   ------------
                                                                      9,186,887
                                                                   ------------
STEEL (0.08%)
Allegheny Technologies, Inc.                               1,316         21,767
Nucor Corp.                                                1,911        122,763
USX-U.S. Steel Group, Inc.                                 1,213         22,016
                                                                   ------------
                                                                        166,546
                                                                   ------------
TELECOMMUNICATIONS (6.82%)
ADC Telecommunications, Inc.*                             11,140         45,340
Alltel Corp.                                               7,478        415,403
Andrew Corp.*                                              1,062         17,767
AT&T Corp.                                                63,532        997,452
AT&T Wireless Services, Inc.*                             36,844        329,754
Avaya, Inc.*                                               4,324         31,911
BellSouth Corp.                                           38,186      1,407,536
CenturyTel, Inc.                                           2,080         70,720

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

CIENA Corp.*                                               5,490   $     49,410
Cisco Systems, Inc.*                                     139,538      2,362,378
Comverse Technology, Inc.*                                 3,980         50,427
Corning, Inc.                                             14,189        108,120
JDS Uniphase Corp.*                                       20,010        117,859
Lucent Technologies, Inc.                                 51,981        245,870
Motorola, Inc.                                            37,368        530,626
Nextel Communications, Inc.*                              11,820         63,592
Nortel Networks Corp.                                     47,928        215,197
Qualcomm, Inc.*                                           14,700        553,308
Qwest Communications International                        29,376        241,471
SBC Communications, Inc.                                  68,245      2,555,093
Scientific-Atlanta, Inc.                                   2,900         66,990
Sprint Corp.-FON Group                                    16,552        253,080
Sprint Corp.-PCS Group*                                   14,990        154,247
Tellabs, Inc.*                                             6,382         66,819
Verizon Communications, Inc.                              56,491      2,578,814
WorldCom, Inc.-WorldCom Group*                            48,579        327,422
                                                                   ------------
                                                                     13,856,606
                                                                   ------------
TOOLS (0.12%)
Black & Decker Corp.                                       2,281        106,158
Snap-On, Inc.                                                560         19,068
Stanley Works                                              2,360        109,150
                                                                   ------------
                                                                        234,376
                                                                   ------------
TRANSPORTATION (0.57%)
Burlington Northern Santa Fe Corp.                         6,624        199,912
CSX Corp.                                                  3,215        122,524
FedEx Corp.*                                               5,476        318,156
Norfolk Southern Corp.                                     5,636        134,926
Union Pacific Corp.                                        6,203        385,454
                                                                   ------------
                                                                      1,160,972
                                                                   ------------
TRAVEL SERVICES (0.08%)
Sabre Holdings Corp.*                                      3,394        158,534
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                         1,280   $     37,811
                                                                   ------------
UTILITIES (3.09%)
AES Corp.*                                                 9,000         81,000
Allegheny Energy, Inc.                                     5,290        218,742
Ameren Corp.                                               5,038        215,375
American Electric Power                                    9,024        415,916
Calpine Corp.*                                             5,230         66,421
Cinergy Corp.                                              2,564         91,663
CMS Energy Corp.                                           1,860         42,092
Consolidated Edison, Inc.                                  4,569        191,487
Constellation Energy Group, Inc.                           3,059         94,370
Dominion Resources, Inc.                                   7,444        485,051
DTE Energy Co.                                             3,179        144,644
Duke Energy Corp.                                         15,046        568,739
Edison International*                                      5,376         90,048
Entergy Corp.                                              4,685        203,376
Exelon Corp.                                               9,154        484,887
FirstEnergy Corp.                                          3,775        130,539
FPL Group, Inc.                                            6,919        412,026
KeySpan Corp.                                              1,640         59,680
Mirant Corp.*                                              7,620        110,109
Nicor, Inc.                                                1,490         67,869
Peoples Energy Corp.                                       1,290         50,800
PG&E Corp.*                                                6,899        162,540
Pinnacle West Capital Corp.                                2,420        109,747
PPL Corp.                                                  3,625        143,586
Progress Energy, Inc.                                      6,444        322,458
Public Service Enterprise Group                            5,007        229,321
Reliant Energy, Inc.                                       6,740        173,825
Sempra Energy                                              3,995        100,474
Southern Co.                                              11,830        313,377
TXU Corp.                                                  6,311        344,013
XCEL Energy, Inc.                                          5,780        146,523
                                                                   ------------
                                                                      6,270,698
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
                                                         ------           -----

WASTE DISPOSAL (0.19%)
Allied Waste Industries, Inc.*                            1,870   $      24,310
Waste Management, Inc.                                   13,283         361,962
                                                                  -------------
                                                                        386,272
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $230,397,803)                                               201,593,496
                                                                  -------------
MISCELLANEOUS INVESTMENTS (0.34%)
S&P 500 Depository Receipt (Cost $702,240)                6,000         687,720
                                                                  -------------

                                                      PRINCIPAL
                                                      ---------

REPURCHASE AGREEMENTS (0.25%)
Fifth Third Bank, 1.15%, dated 03/28/02,
  due 04/01/02, repurchase price $509,470
  (collateralized by FGLMC Pool #L10148,
  6.00%, due 08/01/16, market value $519,848)
  (Cost $509,405)                                      $509,405         509,405
                                                                  -------------
    TOTAL INVESTMENTS
      (Cost $231,609,448) (99.85%)                                  202,790,621
    OTHER ASSETS AND LIABILITIES,
      NET (0.15%)                                                       304,886
                                                                  -------------
    NET ASSETS (100%)                                             $ 203,095,507
                                                                  =============

*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at March 31, 2002
  was $232,634,034 and net unrealized
  depreciation consisted of:
    Gross unrealized appreciation                                 $  17,605,746
    Gross unrealized depreciation                                   (47,449,159)
                                                                  -------------
    Net unrealized depreciation                                   $ (29,843,413)
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCK (99.13%)

ADVERTISING (0.28%)
Advo, Inc.*                                                5,025   $    212,256
Penton Media, Inc.*                                        8,530         64,402
                                                                   ------------
                                                                        276,658
                                                                   ------------
AEROSPACE/DEFENSE (1.99%)
AAR Corp.                                                  6,172         66,473
Alliant Techsystems, Inc.*                                 6,358        648,453
Armor Holdings, Inc.*                                      6,590        178,589
BE Aerospace, Inc.*                                       11,240        111,613
Curtiss-Wright Corp.                                       3,090        205,485
DRS Technologies, Inc.*                                    4,020        166,790
Esterline Technologies Corp.*                              4,820         98,328
GenCorp, Inc.                                              6,920        108,782
Kaman Corp.                                                4,873         82,597
Teledyne Technologies, Inc.*                               7,400        122,692
Triumph Group, Inc.*                                       3,960        155,232
                                                                   ------------
                                                                      1,945,034
                                                                   ------------
AGRICULTURAL OPERATIONS (0.22%)
Delta & Pine Land Co.                                     11,156        211,629
                                                                   ------------
AIRLINES (0.89%)
Atlantic Coast Airlines Holdings, Inc.*                   11,640        279,127
Frontier Airlines, Inc.*                                   6,830        125,126
Mesa Air Group, Inc.*                                      4,240         47,488
Midwest Express Holdings*                                  3,650         66,759
Skywest, Inc.                                             13,940        347,524
                                                                   ------------
                                                                        866,024
                                                                   ------------
APPAREL (4.32%)
Anntaylor Stores Corp.*                                    7,620        329,336
Brown Shoe Co., Inc.                                       4,799         93,389
Burlington Coat Factory Warehouse Corp.                   11,030        212,328
Cato Corp.                                                 6,110        136,131

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Chico's FAS, Inc.*                                        10,135   $    341,549
Christopher & Banks Corp.*                                 6,270        205,969
Dress Barn, Inc.*                                          5,426        160,664
Footstar, Inc.*                                            5,110        155,804
Genesco, Inc.*                                             5,520        152,186
Gymboree Corp.*                                            5,630         83,042
Haggar Corp.                                               2,970         36,531
HOT Topic, Inc.*                                           7,860        164,274
Kellwood Co.                                               6,900        167,601
K-Swiss, Inc.                                              2,710        113,766
Men's Wearhouse, Inc.*                                     9,745        227,546
Nautica Enterprises, Inc.*                                 7,636        115,762
Oshkosh B'gosh, Inc.                                       3,470        148,724
Oxford Industries, Inc.                                    4,790        126,456
Pacific Sunwear of California*                             8,225        202,335
Phillips-Van Heusen                                        6,090         85,930
Quiksilver, Inc.*                                          5,960        130,405
Russell Corp.                                              5,760         85,824
Stein Mart, Inc.*                                         10,140        101,501
Stride Rite Corp.                                          7,880         65,010
Too, Inc.*                                                 7,740        228,253
Wet Seal, Inc.*                                            5,400        188,406
Wolverine World Wide                                       9,018        161,873
                                                                   ------------
                                                                      4,220,595
                                                                   ------------
APPLIANCES (0.12%)
Applica, Inc.*                                             4,930         42,398
Salton, Inc.*                                              3,740         74,239
                                                                   ------------
                                                                        116,637
                                                                   ------------
AUDIO/VIDEO PRODUCTS (0.46%)
Harman International Industries, Inc.                      9,120        450,072
                                                                   ------------
AUTO PARTS & EQUIPMENT (0.93%)
O'Reilly Automotive, Inc.*                                12,930        408,200
PEP Boys-Manny Moe & Jack                                 12,230        203,507

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Standard Motor Products, Inc.                              8,076   $    117,910
Tower Automotive, Inc.*                                   12,990        181,730
                                                                   ------------
                                                                        911,347
                                                                   ------------
AUTO REPAIR CENTERS (0.08%)
Midas, Inc.                                                5,350         76,291
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.33%)
Oshkosh Truck Corp.                                        4,400        250,360
Wabash National Corp.                                      7,220         71,478
                                                                   ------------
                                                                        321,838
                                                                   ------------
BANKS (6.88%)
American Financial Holdings, Inc.                          6,830        181,746
Anchor BanCorp. Wisconsin, Inc.                            4,470         89,534
Boston Private Financial Holdings, Inc.                    2,580         69,015
Chittenden Corp.                                           9,275        270,366
Commercial Federal Corp.                                  14,820        398,658
Community First Bankshares                                10,120        261,703
Cullen/Frost Bankers, Inc.                                12,212        438,045
Dime Community Bancshares                                  5,110        157,388
Downey Financial Corp.                                     7,116        324,490
East-West BanCorp, Inc.                                    5,320        155,823
First BanCorp                                              6,700        193,630
First Midwest BanCorp, Inc.                               13,756        399,474
First Republic Bank*                                       1,900         53,960
Firstfed Financial Corp.*                                  3,870        101,201
Fremont General Corp.                                     12,552         76,567
GBC BanCorp./California                                    3,540        118,413
Hudson United BanCorp                                     12,537        398,802
MAF BanCorp., Inc.                                         6,940        244,635
Provident Bankshares Corp.                                 7,836        188,064
Riggs National Corp./Washington, DC                        5,966         91,578
South Financial Group, Inc. (The)                         11,560        235,246
Southwest BanCorp of Texas*                                7,450        248,383
Staten Island BanCorp., Inc.                              17,340        341,251
Sterling Bancshares, Inc./TX                               5,010         66,884

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Susquehanna Bancshares, Inc.                               9,555   $    233,906
Trustco Bank Corp. NY                                     11,764        151,873
UCBH Holdings, Inc.                                        4,100        147,518
United Bankshares, Inc.                                   11,160        329,555
Washington Federal, Inc.                                  16,443        393,645
Whitney Holding Corp.                                      7,298        363,878
                                                                   ------------
                                                                      6,725,231
                                                                   ------------
BIOTECHNOLOGY (0.98%)
Advanced Tissue Sciences, Inc.*                           11,830         37,205
Arqule, Inc.*                                              4,460         56,330
Bio-Technology General Corp.*                             15,350         75,368
Cambrex Corp.                                              6,314        265,819
Cryolife, Inc.*                                            5,135        107,322
Enzo Biochem, Inc.*                                        7,710        156,205
Regeneron Pharmaceutical*                                 10,550        263,645
                                                                   ------------
                                                                        961,894
                                                                   ------------
BUILDING MATERIALS (1.32%)
Apogee Enterprises, Inc.                                   7,120         86,864
Butler Manufacturing Co.                                   3,975        106,729
Elcor Corp.                                                4,530        100,566
Florida Rock Industries                                    6,990        278,482
Lennox International, Inc.                                12,530        165,646
Simpson Manufacturing Co., Inc.*                           3,460        211,579
Texas Industries, Inc.                                     5,410        222,892
Universal Forest Products                                  4,770        113,955
                                                                   ------------
                                                                      1,286,713
                                                                   ------------
CHEMICALS (1.82%)
Arch Chemicals, Inc.                                       5,960        131,418
Chemfirst, Inc.                                            5,217        139,555
Georgia Gulf Corp.                                         9,180        246,483
MacDermid, Inc.                                            9,550        206,853
OM Group, Inc.                                             7,181        519,186
Omnova Solutions, Inc.*                                    4,760         39,508
Penford Corp.                                              2,660         42,826

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

PolyOne Corp.                                             19,970   $    243,634
Quaker Chemical Corp.                                      3,480         81,258
Wellman, Inc.                                              7,850        129,133
                                                                   ------------
                                                                      1,779,854
                                                                   ------------
COMMERCIAL SERVICES (4.63%)
Aaron Rents, Inc.                                          5,010        114,479
ABM Industries, Inc.                                       6,640        243,688
Administaff, Inc.*                                         6,390        176,556
Arbitron, Inc.*                                            6,790        229,502
Bowne & Co., Inc.                                          7,404        104,174
CDI Corp.*                                                 6,359        145,621
Central Parking Corp.                                      9,675        222,428
Chemed Corp.                                               3,215        120,080
Consolidated Graphics, Inc.*                               3,930         78,207
Corinthian Colleges, Inc.*                                 5,490        277,520
CPI Corp.                                                  3,900         64,155
G&K Services, Inc.                                         5,727        213,388
Hall Kinion & Associates, Inc.*                            3,780         31,336
Heidrick & Struggles, Inc.*                                5,100        106,080
Hooper Holmes, Inc.                                       14,540        152,525
Insurance Auto Auctions, Inc.*                             3,440         57,586
ITT Educational Services, Inc.*                            6,000        270,000
Kroll, Inc.*                                               6,230        103,729
Labor Ready, Inc.*                                         8,390         65,442
Maximus, Inc.*                                             5,720        175,776
Memberworks, Inc.*                                         4,270         80,831
On Assignment, Inc.*                                       6,140        109,906
Parexel International Corp.*                               5,380         86,295
Pharmaceutical Product Development*                       12,510        435,973
Pre-Paid Legal Services, Inc.*                             4,980        142,229
Profit Recovery Group International*                      12,995        182,580
Source Corp.*                                              4,040        119,140
Spherion Corp.*                                           18,346        202,723
Startek, Inc.*                                             4,260         98,619
Volt Information Sciences, Inc.*                           4,590         85,603
Zixit Corp.*                                               5,210         33,969
                                                                   ------------
                                                                      4,530,140
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMPUTER HARDWARE (0.78%)
Hutchinson Technology*                                     6,630   $    143,009
InterVoice-Brite, Inc.*                                    8,950         57,280
Kronos, Inc.*                                              5,150        241,947
Mercury Computer Systems, Inc.*                            5,520        176,419
Read-Rite Corp.*                                          31,340         96,214
SCM Microsystems, Inc.*                                    3,870         45,240
                                                                   ------------
                                                                        760,109
                                                                   ------------
COMPUTER SERVICES (1.97%)
Avant! Corp.*                                              8,830        176,865
Brooktrout, Inc.*                                          4,680         28,829
CACI International, Inc.*                                  5,690        199,776
Carreker Corp.*                                            4,890         42,641
Catapult Communications Corp.*                             3,650         92,126
Ciber, Inc.*                                              15,900        145,485
Factset Research Systems, Inc.                             8,180        330,063
Manhattan Associates, Inc.*                                6,960        265,176
Micros Systems, Inc.*                                      4,300        109,435
NYFIX, Inc.*                                               7,230        108,161
PC-Tel, Inc.*                                              7,250         62,712
QRS Corp.*                                                 5,170         61,006
Radiant Systems, Inc.*                                     6,920         62,626
Radisys Corp.*                                             4,150         74,742
Rainbow Technologies, Inc.*                                6,200         62,372
Systems & Computer Technology Corp.*                       7,470         98,529
                                                                   ------------
                                                                      1,920,544
                                                                   ------------
COMPUTER SOFTWARE (4.04%)
American Management Systems*                              10,238        191,256
Ansys, Inc.*                                               3,140         85,094
Aspen Technology, Inc.*                                    8,020        183,658
Avid Technology, Inc.*                                     6,410         89,163
Barra, Inc.*                                               5,560        336,769
Captaris, Inc.*                                            5,400         18,684
Concord Communications, Inc.*                              4,590         97,079
eFunds Corp.*                                              8,820        141,561

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Fair, Isaac & Co., Inc.                                    5,788   $    366,901
Filenet Corp.*                                             8,642        147,692
Global Payments, Inc.                                      8,510        311,892
HNC Software*                                              8,060        135,408
Hyperion Solutions Corp.*                                  8,876        239,741
Information Resources, Inc.*                               1,340         12,315
Inter-Tel, Inc.                                            7,120        131,506
Mapinfo Corp.*                                             3,020         30,200
Midway Games, Inc.*                                       10,410        140,119
MRO Software, Inc.*                                        6,230         77,501
Netegrity, Inc.*                                           7,180        106,192
Phoenix Technologies Ltd.*                                 6,230         85,039
Pinnacle Systems, Inc.*                                   14,490        115,485
Progress Software Corp.*                                   8,246        149,582
Roxio, Inc.*                                               3,810         86,449
SPSS, Inc.*                                                3,080         54,023
Take-Two Interactive Software*                             8,490        170,649
THQ, Inc.*                                                 6,270        307,857
Verity, Inc.*                                              7,670        135,606
                                                                   ------------
                                                                      3,947,421
                                                                   ------------
CONTAINERS (0.11%)
Chesapeake Corp.                                           4,020        109,143
                                                                   ------------
DISTRIBUTION/WHOLESALE (1.26%)
Advanced Marketing Services                                4,140         99,360
Bell Microproducts, Inc.*                                  3,900         40,560
Hughes Supply, Inc.                                        6,525        254,214
Owens & Minor, Inc.                                        7,724        151,699
SCP Pool Corp.*                                            7,867        247,024
United Stationers, Inc.*                                   8,270        315,087
Watsco, Inc.                                               6,695        119,506
                                                                   ------------
                                                                      1,227,450
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

DIVERSIFIED FINANCIAL SERVICES (0.92%)
Financial Federal Corp.*                                   4,010   $    131,568
Jefferies Group, Inc.                                      6,170        297,394
Raymond James Financial, Inc.                             11,171        382,383
SWS Group, Inc.                                            4,565         92,441
                                                                   ------------
                                                                        903,786
                                                                   ------------
DIVERSIFIED MACHINERY (3.33%)
Applied Industrial Technologies, Inc.                      5,700        109,725
Astec Industries, Inc.*                                    5,470         96,108
Baldor Electric Co.                                        9,200        207,920
Briggs & Stratton                                          5,860        269,560
Brooks Automation, Inc.*                                   4,730        214,931
Cognex Corp.*                                             10,277        298,650
Gardner Denver, Inc.*                                      4,120        100,940
Gerber Scientific, Inc.                                    6,901         50,722
Graco, Inc.                                                7,760        316,996
Idex Corp.                                                 7,440        275,280
JLG Industries, Inc.                                      10,240        151,552
Lindsay Manufacturing Co.                                  3,619         88,123
Manitowoc Co.                                              6,247        246,756
Regal Beloit Corp.                                         5,808        148,394
Robbins & Myers, Inc.                                      3,820        104,477
Thomas Industries, Inc.                                    4,660        136,305
Zebra Technologies Corp.*                                  8,186        442,781
                                                                   ------------
                                                                      3,259,220
                                                                   ------------
DIVERSIFIED MANUFACTURING (2.18%)
Acuity Brands, Inc.                                        6,340        104,800
Aptargroup, Inc.                                           9,078        318,184
Barnes Group, Inc.                                         5,560        136,220
Clarcor, Inc.                                              6,660        213,120
Cuno, Inc.*                                                4,410        163,699
Griffon Corp.*                                             5,460         91,455
Myers Industries, Inc.                                     5,536         80,272
Roper Industries, Inc.                                     7,736        384,789
Smith (A.O.) Corp.                                         6,952        176,928

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

SPS Technologies, Inc.*                                    3,808   $    161,345
Standex International Corp.                                5,110        124,786
Tredegar Corp.                                             9,164        171,367
                                                                   ------------
                                                                      2,126,965
                                                                   ------------
ELECTRICAL COMPONENTS (2.67%)
Advanced Energy Industries*                                7,880        283,365
Artesyn Technologies, Inc.*                               11,070        103,062
Bel Fuse, Inc.                                             2,310         56,503
Belden, Inc.                                               5,990        142,742
Benchmark Electronics, Inc.*                               4,600        128,800
Brady Corp.                                                5,750        208,725
C&D Technologies, Inc.                                     6,400        134,528
CTS Corp.                                                  5,990         97,337
Cymer, Inc.*                                               7,710        382,879
Intermagnetics General Corp.*                              3,928        107,038
Magnetek, Inc.*                                            2,110         24,687
Methode Electronics                                        8,840        110,058
Park Electrochemical Corp.                                 4,444        128,876
Paxar Corp.*                                               7,719        130,065
Pioneer Standard Electronics                               6,440         91,126
Planar Systems, Inc.*                                      2,510         65,887
SLI, Inc.                                                  8,540         21,777
Technitrol, Inc.                                           7,930        189,051
Valence Technology, Inc.*                                 13,550         41,327
Vicor Corp.*                                               9,709        164,082
                                                                   ------------
                                                                      2,611,915
                                                                   ------------
ELECTRONIC INSTRUMENTS (1.98%)
Analogic Corp.                                             3,970        165,112
BEI Technologies, Inc.                                     3,090         58,247
Checkpoint Systems, Inc.*                                  5,510         87,884
Coherent, Inc.*                                            6,660        225,774
Dionex Corp.*                                              4,968        120,871
Electro Scientific Industries, Inc.*                       6,900        252,885
Itron, Inc.*                                               3,690        109,777
Keithley Instruments, Inc.                                 3,210         70,524

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Meade Instruments Corp.*                                   5,360   $     19,189
Photon Dynamics, Inc.*                                     4,120        209,667
Rogers Corp.*                                              4,010        133,172
SBS Technologies, Inc.*                                    2,320         29,650
Trimble Navigation Ltd.*                                   5,520         91,798
Watts Industries, Inc.                                     6,130        102,984
Woodward Governor Co.                                      3,390        233,232
X-Rite, Inc.                                               3,470         27,760
                                                                   ------------
                                                                      1,938,526
                                                                   ------------
ENGINEERING & CONSTRUCTION (0.56%)
EMCOR Group, Inc.*                                         3,810        220,980
Insituform Technologies, Inc.*                             5,890        148,840
URS Corp.*                                                 5,600        177,520
                                                                   ------------
                                                                        547,340
                                                                   ------------
ENVIRONMENTAL CONTROL (0.56%)
Ionics, Inc.*                                              4,495        144,110
Tetra Tech, Inc.*                                         11,554        165,103
Waste Connections, Inc.                                    7,240        242,612
                                                                   ------------
                                                                        551,825
                                                                   ------------
FOOD & BEVERAGE (2.86%)
American Italian Pasta Co.*                                5,170        234,718
Corn Products International, Inc.                          8,880        285,936
Fleming Companies, Inc.                                   10,800        241,920
Great Atlantic & Pacific Tea Co.*                         11,290        314,765
Hain Celestial Group, Inc.*                                8,420        187,345
J & J Snack Foods Corp.*                                   3,630        135,690
Nash Finch Co.                                             3,320         90,470
Performance Food Group Co.*                               10,640        347,502
Ralcorp Holdings, Inc.*                                    7,570        205,904
United Natural Foods, Inc.*                                4,440        110,600
Whole Foods Market, Inc.*                                 13,958        637,741
                                                                   ------------
                                                                      2,792,591
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

FOREST PRODUCTS & PAPER (0.35%)
Buckeye Technologies, Inc.*                                8,120   $     83,636
Caraustar Industries, Inc. 8,055                          84,175
Deltic Timber Corp.                                        3,110         94,077
Pope & Talbot, Inc.                                        5,165         75,719
                                                                   ------------
                                                                        337,607
                                                                   ------------
HEALTHCARE PRODUCTS (4.67%)
Arthrocare Corp.*                                          6,190        111,482
Biosite, Inc.                                              3,310         81,922
Conmed Corp.*                                              8,550        213,750
Cooper Companies, Inc.                                     4,220        200,028
Datascope Corp.                                            4,180        122,683
Diagnostic Products Corp.                                  7,160        309,312
Haemonetics Corp./Mass*                                    6,500        206,310
Hologic, Inc.*                                             1,590         24,565
Idexx Laboratories, Inc.*                                  9,259        248,512
Inamed Corp.*                                              5,390        177,331
Invacare Corp.                                             7,736        290,874
Mentor Corp.                                               6,083        219,475
PolyMedica Corp.*                                          2,800         71,260
Resmed, Inc.*                                              7,730        310,205
Respironics, Inc.*                                         7,210        233,604
Sola International, Inc.*                                  7,460        109,811
Spacelabs Medical, Inc.*                                   3,060         43,024
SurModics, Inc.*                                           3,990        173,964
Sybron Dental Specialties, Inc.*                           9,570        192,357
Techne Corp.*                                              9,960        274,597
Varian Medical Systems, Inc.*                             16,690        682,621
Viasys Healthcare, Inc.*                                   5,760        129,542
Vital Signs, Inc.                                          3,733        137,673
                                                                   ------------
                                                                      4,564,902
                                                                   ------------
HEALTHCARE SERVICES (2.62%)
Coventry Health Care, Inc.*                               15,225        395,850
Curative Health Services, Inc.                             2,730         29,129
Impath, Inc.*                                              4,180        171,547

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Mid Atlantic Medical Services, Inc.*                      11,600   $    330,600
Orthodontic Centers of America*                           12,950        357,549
Pediatrix Medical Group, Inc.*                             6,180        251,897
Province Healthcare Co.*                                   7,780        247,171
RehabCare Group, Inc.*                                     3,660        104,310
Renal Care Group, Inc.*                                   11,900        390,320
Sunrise Assisted Living, Inc.*                             4,840        131,938
US Oncology, Inc.*                                        16,970        149,506
                                                                   ------------
                                                                      2,559,817
                                                                   ------------
HOME BUILDERS (2.76%)
Champion Enterprises, Inc.*                                9,745         77,960
Coachmen Industries, Inc.                                  3,930         64,059
Fleetwood Enterprises, Inc.                               10,660        115,128
MDC Holdings, Inc.                                         6,968        301,018
Monaco Coach Corp.*                                        7,995        194,279
NVR, Inc.*                                                 2,000        631,000
Ryland Group, Inc.                                         3,669        330,944
Skyline Corp.                                              3,120         96,876
Standard-Pacific Corp.                                     7,820        219,742
Toll Brothers, Inc.*                                       8,785        437,932
Winnebago Industries                                       5,460        229,265
                                                                   ------------
                                                                      2,698,203
                                                                   ------------
HOME FURNISHINGS (1.53%)
Bassett Furniture Industries, Inc.                         4,568         93,644
Cost Plus, Inc. /California*                               5,340        146,115
Ethan Allen Interiors, Inc.                                9,566        364,082
La-Z-Boy, Inc.                                            14,203        389,872
Pier 1 Imports, Inc.                                      24,484        504,126
                                                                   ------------
                                                                      1,497,839
                                                                   ------------
HOTELS (0.16%)
Prime Hospitality Corp.*                                  11,580        152,277
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

HOUSEHOLD PRODUCTS (1.48%)
Fossil, Inc.*                                              8,200   $    218,038
Libbey, Inc.                                               4,860        187,207
National Presto Industries, Inc.                           3,610        103,824
Russ Berrie & Co., Inc.                                    7,238        233,064
Scotts Co. (The)*                                          7,299        334,148
Toro Co.                                                   3,379        201,388
WD-40 Co.                                                  5,530        166,564
                                                                   ------------
                                                                      1,444,233
                                                                   ------------
INSURANCE (1.84%)
Delphi Financial Group                                     5,472        214,557
First American Corp.                                      14,438        307,241
Hilb, Rogal & Hamilton Co .                                6,780        211,536
Landamerica Financial Group, Inc.                          4,120        142,675
Philadelphia Consolidated Holding Co.*                     4,840        192,632
Presidential Life Corp.                                    3,580         81,445
RLI Corp.                                                  2,710        140,107
SCPIE Holdings, Inc.                                       2,850         48,393
Selective Insurance Group                                  6,628        176,968
Stewart Information Services Corp.*                        1,670         33,400
Trenwick Group Ltd.                                        9,907         88,866
Zenith National Insurance Corp.                            5,498        160,541
                                                                   ------------
                                                                      1,798,361
                                                                   ------------
LEISURE & RECREATION (0.46%)
Action Performance Cos., Inc.*                             4,590        226,058
Department 56*                                             6,960         97,440
Jakks Pacific, Inc.*                                       5,690        129,447
                                                                   ------------
                                                                        452,945
                                                                   ------------
MEDIA (0.25%) 4
Kids Entertainment, Inc.*                                  4,010         79,879
Information Holdings, Inc.*                                5,690        163,872
                                                                   ------------
                                                                        243,751
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

MEDICAL INFORMATION SYSTEMS (0.87%)
Cerner Corp.*                                              8,920   $    425,573
Dendrite International, Inc.*                             10,955        117,219
NDCHealth Corp.                                            8,416        306,258
                                                                   ------------
                                                                        849,050
                                                                   ------------
METAL FABRICATION (1.48%)
Castle (A.M.) & Co.                                        3,507         38,016
Commercial Metals Co.                                      4,805        201,810
Lawson Products                                            3,630        104,617
Mueller Industries, Inc.*                                  8,512        297,835
Quanex Corp.                                               4,558        161,809
Shaw Group, Inc. (The)*                                   10,340        284,350
Timken Co.                                                 9,470        218,662
Valmont Industries                                         6,150        110,085
Wolverine Tube, Inc.*                                      3,825         33,277
                                                                   ------------
                                                                      1,450,461
                                                                   ------------
METALS (0.53%)
Cleveland-Cliffs, Inc.                                     4,880        107,360
Material Sciences Corp.*                                   2,930         30,619
Reliance Steel & Aluminum                                  7,305        201,545
Ryerson Tull, Inc.                                         2,310         25,294
Steel Dynamics, Inc.*                                      9,310        152,777
                                                                   ------------
                                                                        517,595
                                                                   ------------
MINING (0.86%)
Brush Engineered Materials, Inc.                           4,780         60,706
Century Aluminum Co.                                       3,160         51,350
Commonwealth Industries, Inc.                              4,320         31,968
Massey Energy Co.                                         19,590        331,071
Noranda, Inc.*                                             6,650        146,300
RTI International Metals, Inc.*                            4,530         52,322
Stillwater Mining Co.*                                     9,057        170,724
                                                                   ------------
                                                                        844,441
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

OFFICE PRODUCTS (0.63%)
Harland (John H.) Co.                                      6,930   $    201,455
Imagistics International, Inc.*                            3,310         52,629
Interface, Inc.                                            9,608         61,011
New England Business Svc., Inc.                            4,810        123,473
Standard Register Co.                                      6,360        178,843
                                                                   ------------
                                                                        617,411
                                                                   ------------
OIL & GAS (5.24%)
Atwood Oceanics*                                           4,330        198,747
Cabot Oil & Gas Corp.                                      7,731        191,420
CAL Dive International, Inc.*                              8,480        211,152
CARBO Ceramics, Inc.                                       4,480        183,501
Dril-Quip*                                                 3,760         96,444
Eagle Geophysical, Inc.                                      315              2
Evergreen Resources, Inc.*                                 4,910        204,747
Input/Output, Inc.*                                       10,304         95,312
Key Production Co, Inc.*                                   2,550         48,323
Lone Star Technologies*                                    7,030        160,354
Newfield Exploration Co.*                                 11,332        419,171
Nuevo Energy Co.*                                          6,410         95,509
Oceaneering International, Inc.*                           5,206        150,974
Patina Oil & Gas Corp.                                     5,170        162,958
Plains Resources, Inc.*                                    5,430        135,098
Pogo Producing Co.                                        13,256        420,215
Prima Energy Corp.*                                        3,040         75,696
Remington Oil & Gas Corp.*                                 4,780         96,365
Seacor Smit, Inc.*                                         5,540        271,460
Seitel, Inc.*                                              4,890         44,743
Southwestern Energy Co.*                                   1,630         20,505
St. Mary Land & Exploration Co.                            5,660        122,879
Stone Energy Corp.*                                        7,340        284,425
Swift Energy Co.*                                          5,450        107,365
Tetra Technologies, Inc.*                                  3,400         98,770
Tom Brown, Inc.*                                           9,450        257,985
Unit Corp.*                                                2,660         48,651
Veritas DGC, Inc.*                                         7,790        131,729
Vintage Petroleum, Inc.                                   15,256        224,263
XTO Energy, Inc.                                          27,857        558,533
                                                                   ------------
                                                                      5,117,296
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

PHARMACEUTICALS (3.51%)
Accredo Health, Inc.*                                      6,820   $    390,581
Advance PCS*                                              22,350        672,512
Alpharma, Inc.                                            10,928        156,271
Cephalon, Inc.*                                           12,730        801,990
Cygnus, Inc.*                                              9,470         37,028
Medicis Pharmaceutical*                                    7,860        436,230
MGI Pharma, Inc.*                                          4,320         59,443
Natures Sunshine Products, Inc.                              790          8,856
NBTY, Inc.*                                               14,323        244,350
Noven Pharmaceuticals, Inc.*                               5,460        113,241
Priority Healthcare Corp.*                                11,328        294,641
Syncor International Corp.-Del*                            6,080        165,680
Theragenics Corp.*                                         5,310         52,569
                                                                   ------------
                                                                      3,433,392
                                                                   ------------
RECREATIONAL CENTERS (0.18%)
Bally Total Fitness Holding*                               7,800        171,210
                                                                   ------------
RECREATIONAL VEHICLES (0.77%)
Arctic Cat, Inc.                                           5,200        104,780
Polaris Industries, Inc.                                   6,940        442,078
Thor Industries, Inc.                                      4,280        202,444
                                                                   ------------
                                                                        749,302
                                                                   ------------
REITS (0.73%)
Colonial Properties Trust                                  8,180        281,801
Kilroy Realty Corp.                                        5,050        142,461
Shurgard Storage Centers, Inc.                             8,470        287,133
                                                                   ------------
                                                                        711,395
                                                                   ------------
RESTAURANTS (2.69%)
CEC Entertainment, Inc.*                                   9,542        440,840
Cheesecake Factory (The)*                                 14,866        548,556
Ihop Corp.*                                                8,520        287,209
Landry's Restaurants, Inc.                                 7,620        174,955
Luby's, Inc.*                                              6,810         46,308

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

P.F. Chang's China Bistro, Inc.*                           5,050   $    336,482
Panera Bread Co.* 5,010                                  319,187
Ruby Tuesday, Inc.                                        20,500        476,625
                                                                   ------------
                                                                      2,630,162
                                                                   ------------
RETAIL STORES (2.53%)
Casey's General Stores, Inc.                              10,762        145,287
Factory 2-U Stores, Inc.*                                  3,300         42,570
Fred's, Inc.                                               6,290        226,440
Hancock Fabrics, Inc.-DE                                   5,450         98,373
Jo-Ann Stores, Inc.*                                       4,745         76,584
Linens `N Things, Inc.*                                    9,980        304,689
Michaels Stores, Inc.*                                    15,940        602,532
Regis Corp.                                               10,075        282,906
School Specialty, Inc.*                                    4,360        116,499
ShopKo Stores, Inc.*                                      11,614        210,214
Zale Corp.*                                                9,040        367,024
                                                                   ------------
                                                                      2,473,118
                                                                   ------------
RETAIL-AUTOMOBILE (0.27%)
Group 1 Automotive, Inc.*                                  5,890        230,005
TBC Corp.*                                                 2,450         35,525
                                                                   ------------
                                                                        265,530
                                                                   ------------
RETAIL-COMPUTER EQUIPMENT (0.24%)
Insight Enterprises, Inc.*                                10,395        235,343
                                                                   ------------
RETAIL-CONSUMER ELECTRONICS (0.09%)
Ultimate Electronics, Inc.*                                2,980         83,589
                                                                   ------------
SEMICONDUCTORS (4.72%)
Actel Corp.*                                               6,060        125,503
Alliance Semiconductor Corp.*                             10,300        118,656
Alpha Industries*                                         10,720        163,480
AstroPower, Inc.*                                          3,660        152,842
ATMI, Inc.*                                                7,350        231,157

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Axcelis Technologies, Inc.*                               20,180   $    288,574
AXT, Inc.*                                                 5,890         63,023
Cohu, Inc.                                                 5,320        151,567
Dupont Photomasks, Inc.*                                   4,840        251,680
Elantec Semiconductor, Inc.*                               5,740        245,500
Electroglas, Inc.*                                         5,740         97,006
ESS Technology*                                           10,500        217,770
Exar Corp.*                                                9,580        196,773
Helix Technology Corp.                                     5,040        127,613
Kopin Corp.*                                              14,170        129,089
Kulicke & Soffa Industries*                               12,640        263,038
Microsemi Corp.*                                           6,180        100,858
Pericom Semiconductor Corp.*                               5,870         83,002
Photronics, Inc.*                                          7,460        251,626
Power Integrations, Inc.*                                  7,000        133,350
Rudolph Technologies, Inc.*                                3,990        172,208
Standard Microsystems Corp.*                               4,420        101,660
Supertex, Inc.*                                            2,560         54,426
Therma-Wave, Inc.*                                         5,640         81,441
Three-Five Systems, Inc.*                                  5,320         78,842
Ultratech Stepper, Inc.*                                   5,300        110,240
Varian Semiconductor Equipment*                            8,240        370,800
Veeco Instruments, Inc.*                                   7,180        251,300
                                                                   ------------
                                                                      4,613,024
                                                                   ------------
STORAGE (0.13%)
Mobile Mini, Inc.*                                         3,980        128,076
                                                                   ------------
TELECOMMUNICATIONS (2.54%)
Adaptec, Inc.*                                            25,060        335,052
Aeroflex, Inc.*                                           12,955        166,601
Allen Telecom, Inc.*                                       7,310         48,831
Anixter International, Inc.*                               8,836        261,811
Aspect Communications Corp.*                              14,164         55,381
Audiovox Corp.*                                            9,570         68,713
Aware, Inc.*                                               6,300         40,005

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Black Box Corp.*                                           5,250   $    254,205
Boston Communications Group*                               3,610         31,082
Cable Design Technologies Corp.*                          11,920        159,132
C-COR.net Corp.*                                           9,340        168,120
Davox Corp.*                                               4,340         34,720
DMC Stratex Networks, Inc.*                               18,640        101,402
General Communication*                                     8,070         70,209
Harmonic, Inc.*                                           13,990        162,284
Metro One Telecommunications*                              7,140        180,999
Network Equipment Technologies, Inc.*                      4,520         23,278
Proxim, Corp.*                                             9,505         22,811
Stratos Lightwave, Inc.*                                  17,869         78,981
Symmetricom, Inc.*                                         5,415         33,519
Tollgrade Communications, Inc.*                            2,580         63,236
Viasat, Inc.*                                              6,470         90,709
Visual Networks, Inc.*                                    10,830         31,840
                                                                   ------------
                                                                      2,482,921
                                                                   ------------
TOOLS (0.12%)
Milacron, Inc.                                             8,200        119,638

TRANSPORTATION (2.16%)
Arkansas Best Corp.*                                       5,400        150,066
Forward Air Corp.*                                         5,050        159,833
Heartland Express, Inc.*                                  11,574        231,017
Kansas City Southern Industries, Inc.*                    10,720        170,877
Kirby Corp.*                                               5,937        177,516
Landstar System, Inc.*                                     2,425        225,040
Offshore Logistics, Inc.*                                  5,320        114,646
Roadway Corp.                                              5,020        185,740
USfreightways Corp.                                        6,592        233,620
Werner Enterprises, Inc.                                  14,277        299,103
Yellow Corp.*                                              6,086        160,610
                                                                   ------------
                                                                      2,108,068
                                                                   ------------
TRAVEL SERVICES (0.15%)
Pegasus Solutions, Inc.*                                   8,110        150,035
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

UTILITIES (4.10%)
American States Water Co.                                  3,390   $    119,497
Atmos Energy Corp.                                         7,536        177,850
Avista Corp.                                              12,070        187,447
Cascade Natural Gas Corp.                                  6,390        135,596
Central Vermont Public Service Corp.                       9,800        175,028
CH Energy Group, Inc.                                      4,560        216,372
EL Paso Electric Co.*                                      4,990         78,093
Energen Corp.                                              7,280        192,556
Green Mountain Power Corp.                                 3,100         56,575
Laclede Group, Inc. (The)                                  4,830        112,539
New Jersey Resources Corp.                                 7,374        222,990
Northwest Natural Gas Co.                                  7,162        200,608
NUI Corp.                                                  4,560        113,453
Philadelphia Suburban Corp.                               16,643        391,110
Piedmont Natural Gas Co.                                   7,709        274,440
RGS Energy Group, Inc.                                     9,710        381,117
Southern Union Co.*                                       11,730        214,894
Southwest Gas Corp.                                        7,799        194,975
UGI Corp.                                                  6,140        192,428
UIL Holdings Corp.                                         4,271        248,145
Unisource Energy Corp.                                     6,100        124,806
                                                                   ------------
                                                                      4,010,519
                                                                   ------------

TOTAL COMMON STOCK
  (COST $86,492,592)                                                 96,888,303
                                                                   ------------
MISCELLANEOUS INVESTMENTS (0.40%)
Elan Corp.- Contingent Value Rights*                       7,790            467
S & P Mid-Cap 400 Depository Receipts                      4,000        395,400
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS
  (COST $394,588)                                                       395,867
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                       ---------          -----

REPURCHASE AGREEMENTS (0.34%)
Fifth Third Bank, 1.15%, dated 03/28/02,
  due 04/01/02, repurchase price $334,779
  (collateralized by FNMA Pool #505086, 8.50%,
  due 11/01/12, market value $341,598)
  (Cost $334,736)                                       $334,736   $    334,736
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $87,221,916) (99.87%)                                    97,618,906
    OTHER ASSETS & LIABILITIES,
      NET (0.13%)                                                       122,166
                                                                   ------------
    NET ASSETS (100%)                                              $ 97,741,072
                                                                   ============

*Non-income producing investment
Cost for federal income tax at March 31, 2002
  was $88,371,534 and net unrealized appreciation
  consisted of:
    Gross unrealized appreciation                                  $ 20,801,477
    Gross unrealized depreciation                                   (11,554,105)
                                                                   ------------
    Net unrealized appreciation                                    $  9,247,372
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

COMMON STOCK (98.15%)

AUSTRALIA (3.50%)
BHP Billiton Ltd.                                         42,954   $    261,342
Brambles Industries Ltd.                                  63,871        323,838
Commonwealth Bank of Australia                            21,230        363,030
National Australia Bank Ltd.                              28,620        521,932
Ridley Corp. Ltd.                                        429,900        289,093
Rio Tinto Ltd.                                            16,470        331,299
Telstra Corp. Ltd.                                        80,300        230,567
                                                                   ------------
                                                                      2,321,101
                                                                   ------------
BELGIUM (0.75%)
Fortis (B)                                                 6,220        138,367
KBC Bancassurance Holding                                  5,070        165,860
UCB SA                                                     5,030        195,267
                                                                   ------------
                                                                        499,494
                                                                   ------------
DENMARK (0.94%)
D/S 1912                                                      19        140,475
Dampskibsselkabet Svendborg                                   14        136,203
Danske Bank A/S                                            8,400        131,110
Novo-Nordisk A/S                                           5,400        215,148
                                                                   ------------
                                                                        622,936
                                                                   ------------
FINLAND (2.13%)
Kesko Oyj                                                 12,720        115,404
Nokia OyJ                                                 51,710      1,093,024
Sonera Oyj                                                 9,420         46,759
UPM-Kymmene Oyj                                            4,510        154,228
                                                                   ------------
                                                                      1,409,415
                                                                   ------------

FRANCE (11.95%)
Accor SA                                                   5,530        221,914
Air Liquide                                                1,930        283,195
Alcatel SA                                                11,480        163,843

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Aventis SA                                                 8,480   $    585,899
AXA                                                       11,840        267,208
BNP Paribas                                                6,640        335,389
Bouygues                                                   4,520        147,670
Cap Gemini SA                                              2,090        155,524
Carrefour SA                                               6,680        314,682
Cie de Saint-Gobain                                        1,510        246,463
Dassault Systemes SA                                       2,250        109,134
Etablissements Economiques du Casino
  Guichard Perrachon                                       1,950        141,704
France Telecom                                             8,900        272,676
Groupe Danone                                              2,070        243,965
Lafarge SA                                                 2,180        194,931
Lagardere S.C.A                                            2,760        130,981
L'OREAL                                                    6,100        450,995
Peugeot SA                                                 3,220        158,992
Pinault-Printemps-Redoute                                  1,630        193,103
Sanofi-Synthelabo SA                                       7,580        486,686
Schneider Electric SA                                      3,070        155,334
Societe Generale                                           4,240        268,167
Sodexho Alliance SA                                        4,540        185,196
STMicroelectronics NV                                      9,130        305,448
Suez SA                                                   11,510        325,529
Thales SA                                                  2,660         95,512
TotalFinaElf SA                                            7,330      1,131,824
Union du Credit-Bail Immobilier                            4,740        251,824
Zodiac SA                                                  4,500         99,791
                                                                   ------------
                                                                      7,923,579
                                                                   ------------
GERMANY (8.48%)
Allianz AG                                                 2,270        536,657
BASF AG                                                    6,830        277,061
Bayer AG                                                   7,480        253,836
Bayerische Hypo-und Vereinsbank AG                         5,130        186,619
Beiersdorf AG                                              1,510        180,468
DaimlerChrysler AG                                         9,700        440,448
Deutsche Bank AG                                           6,010        384,309

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Deutsche Telekom                                          28,080   $    423,784
Dresdner Bank AG                                           2,310         98,139
E.ON AG                                                    8,540        432,848
Epcos AG                                                   1,630         74,724
Fresenius Medical Care AG                                  1,830        111,272
Metro AG                                                   3,650        122,590
Muenchener Rueckversicherungs AG                           1,510        375,425
RWE AG                                                     6,180        231,824
SAP AG                                                     3,040        461,450
Schering AG                                                3,450        201,649
Siemens AG                                                 9,500        621,565
Volkswagen AG                                              5,970        206,239
                                                                   ------------
                                                                      5,620,907
                                                                   ------------
HONG KONG (1.71%)
Cathay Pacific Airways                                    51,000         77,483
Cheung Kong Holdings Ltd.                                 20,000        178,851
Hang Seng Bank Ltd.                                       16,200        181,216
Hutchison Whampoa Ltd.                                    32,000        282,059
Pacific Century CyberWorks Ltd.*                         159,000         41,280
Sun Hung Kai Properties Ltd.                              31,000        235,486
Swire Pacific Ltd.                                        25,500        137,965
                                                                   ------------
                                                                      1,134,340
                                                                   ------------
IRELAND (0.29%)
Allied Irish Banks Plc                                    15,600        190,254
                                                                   ------------
ITALY (4.34%)
Assicurazioni Generali                                    14,970        369,451
Autostrade Concessioni e Costruzioni
  Autostrade SpA                                          17,110        129,859
E.Biscom SpA*                                              2,610        103,484
Enel SpA                                                  39,080        221,259
ENI-Ente Nazionale Idrocarburi SpA                        40,775        597,592
Fiat SpA                                                   9,630        133,995
IntesaBci SpA                                             55,650        167,003
Mediaset SpA                                              14,680        126,143

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Pirelli SpA                                               56,970   $     88,713
Sanpaolo IMI SpA                                          16,940        199,207
Telecom Italia SpA                                        49,400        271,500
Telecom Italia SpA                                        13,570        111,752
TIM SpA                                                   25,200        122,230
Unicredito Italiano SpA                                   54,600        237,205
                                                                   ------------
                                                                      2,879,393
                                                                   ------------
JAPAN (19.79%)
Acom Co. Ltd.                                              1,700        102,871
Advantest Corp.                                            1,100         82,582
Aeon Co. Ltd.                                              4,000         79,526
Ajinomoto Co, Inc.                                        12,000        108,651
Asahi Bank Ltd. (The)                                     32,000         20,281
Asahi Glass Co. Ltd.                                      15,000         95,522
Asahi Kasei Corp.                                         20,000         64,738
Bridgestone Corp.                                         11,000        149,395
Canon, Inc.                                               10,000        371,223
Casio Computer Co. Ltd.                                   11,000         50,628
Central Japan Railway Co.                                     50        290,112
Dai Nippon Printing Co. Ltd.                              11,000        123,582
Daiichi Pharmaceutical Co. Ltd.                            5,000         93,372
Daiwa House Industry Co. Ltd.                             14,000         87,675
Daiwa Securities Group, Inc.                              13,000         76,900
Denso Corp.                                               10,000        151,658
East Japan Railway Co.                                        64        268,970
Eisai Co. Ltd.                                             4,000         98,691
Fanuc Ltd.                                                 2,100        115,351
Fuji Photo Film Co. Ltd.                                   7,000        220,244
Fujitsu Ltd.                                              20,000        153,167
Furukawa Electric Co. Ltd.                                 7,000         33,961
Hirose Electric Co. Ltd.                                   1,000         69,868
Hitachi Ltd.                                              32,000        233,961
Honda Motor Co. Ltd.                                       9,000        378,240
House Foods Corp.                                         10,000         88,656
Hoya Corp.                                                 1,600        111,910
Ito-Yokado Co. Ltd.                                        4,000        159,052

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Japan Airlines Co. Ltd.                                   25,000   $     67,907
Kansai Electric Power Co.                                 12,600        177,209
Kao Corp.                                                  8,000        149,093
Komatsu Ltd.                                              19,000         67,952
Konami Corp.                                               1,800         40,201
Konica Corp.                                              12,000         75,874
Kubota Corp.                                              31,000         95,665
Kyocera Corp.                                              1,900        131,460
Matsushita Electric Industrial Co. Ltd.                   19,000        231,667
Mitsubishi Chemical Corp.                                 32,000         68,812
Mitsubishi Corp.                                          17,000        128,140
Mitsubishi Electric Corp.                                 23,000        105,859
Mitsubishi Estate Co. Ltd.                                15,000        107,066
Mitsubishi Heavy Industries Ltd.                          42,000        137,533
Mitsubishi Tokyo Financial Group, Inc.*                       29        177,236
Mitsui & Co. Ltd.                                         20,000        122,081
Mitsui Fudosan Co. Ltd.                                   10,000         79,903
Mizuho Holdings, Inc.                                        168        400,558
Mizuno Corp.                                              48,000        130,381
Murata Manufacturing Co. Ltd.                              2,400        153,922
NEC Corp.                                                 16,000        133,278
Nintendo Co. Ltd.                                          1,700        250,123
Nippon Express Co. Ltd.                                   18,000         73,747
Nippon Mitsubishi Oil Corp.                               19,000         90,459
Nippon Steel Corp.                                        78,000        111,820
Nippon Telegraph & Telephone Corp.                            84        322,602
Nippon Unipac Holding                                         23        112,453
Nippon Yusen Kabushiki Kaisha                             24,000         78,047
Nissan Motor Co. Ltd.                                     38,000        274,675
Nissin Food Products Co. Ltd.                              4,600         83,993
Nomura Holdings, Inc.                                     18,000        233,463
Omron Corp.                                                4,000         57,374
Orix Corp.                                                 1,500        112,499
Osaka Gas Co. Ltd.                                        38,000         84,295
Pioneer Corp.                                              3,000         57,721
Promise Co. Ltd.                                           1,500         64,398
Rohm Company Ltd.                                          1,200        180,179
Sankyo Co. Ltd.                                            7,000        106,953

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

Sanyo Electric Co. Ltd.                                   20,000   $     90,995
Secom Co. Ltd.                                             3,500        154,751
Sekisui House Ltd.                                        15,000        107,066
Sharp Corp.                                               13,000        171,456
Shin-Etsu Chemical Co. Ltd.                                5,000        211,642
Shionogi & Co. Ltd.                                        6,000         94,163
SMC Corp./Japan                                              700         82,657
Softbank Corp.                                             3,700         69,653
Sony Corp.                                                 8,000        415,890
Sumitomo Chemical Co. Ltd.                                22,000         82,997
Sumitomo Corp.                                            13,000         72,094
Sumitomo Electric Industries Ltd.                         10,000         67,529
Sumitomo Mitsui Banking Corp.                             52,400        218,242
Taisho Pharmaceutical Co. Ltd.                             6,000         90,768
Takeda Chemical Industries Ltd.                            9,000        364,658
Takefuji Corp.                                             2,100        128,660
Tokio Marine & Fire Insurance Co. Ltd. (The)              15,000        106,500
Tokyo Electric Power Co.                                  13,300        251,881
Tokyo Electron Ltd.                                        2,400        166,779
Toshiba Corp.                                             33,000        138,190
Toyota Motor Corp.                                        28,200        812,797
UFJ Holdings, Inc.*                                           18         43,189
Yamanouchi Pharmaceutical Co. Ltd.                         4,000         99,898
Yamato Transport Co. Ltd.                                  8,000        121,024
                                                                   ------------
                                                                     13,120,864
                                                                   ------------
NETHERLANDS (6.28%)
ABN Amro Holding NV                                       12,500        237,394
Aegon NV                                                  11,920        290,955
Akzo Nobel NV                                              4,400        205,740
ASML Holding NV*                                           5,560        140,176
Elsevier                                                   9,940        133,192
ING Groep NV                                              17,780        483,936
Koninklijke Ahold NV                                       8,480        222,523
Koninklijke Philips Electronics NV                        13,760        419,774
OCE NV                                                     6,300         74,415
Royal Dutch Petroleum Co.                                 22,870      1,251,935
Royal KPN NV*                                             12,520         64,113

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

TPG NV                                                     6,230   $    129,513
Unilever NV                                                6,770        388,612
Wolters Kluwer NV                                          5,960        124,784
                                                                   ------------
                                                                      4,167,062
                                                                   ------------
NORWAY (0.92%)
Bergesen DY A/S                                            8,870        151,655
Norsk Hydro ASA                                            6,990        338,352
Orkla ASA                                                  6,630        119,737
                                                                   ------------
                                                                        609,744
                                                                   ------------
PORTUGAL (0.49%)
Banco Comercial Portugues*                                31,550        110,919
Portugal Telecom SGPS SA*                                 29,120        216,692
                                                                   ------------
                                                                        327,611
                                                                   ------------
SINGAPORE (0.78%)
DBS Group Holdings Ltd.                                   13,000        104,344
Oversea-Chinese Banking Corp.                             18,000        134,715
Singapore Airlines Ltd.                                   19,000        148,381
United Overseas Bank                                      16,000        131,894
                                                                   ------------
                                                                        519,334
                                                                   ------------
SPAIN (3.51%)
Banco Bilbao Vizcaya Argentaria SA                        30,300        360,809
Banco Santander Central Hispano SA                        43,590        365,056
Endesa SA                                                 14,220        211,507
Gas Natural SDG SA                                         6,980        120,017
Grupo Dragados SA                                         14,510        185,442
Iberdrola SA                                              14,250        185,972
Repsol YPF SA                                             15,150        190,978
Telefonica SA*                                            54,334        609,083
Union Fenosa SA                                            5,670         91,557
Zeltia SA*                                                   580          5,581
                                                                   ------------
                                                                      2,326,002
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

SWEDEN (1.82%)
Atlas Copco AB                                             6,010   $    141,283
Hennes & Mauritz AB                                       11,910        240,886
Sandvik AB                                                 7,400        176,102
Skandia Forsakrings AB                                    10,400         52,712
Skanska AB                                                13,880        104,520
Svenska Handelsbanken                                      8,700        124,727
Telefonaktiebolaget LM Ericsson                           71,240        301,241
Telia AB                                                  18,330         65,122
                                                                   ------------
                                                                      1,206,593
                                                                   ------------
SWITZERLAND (8.29%)
ABB Ltd.                                                  13,040        103,510
Adecco SA                                                  2,940        186,613
Bobst AG                                                     112        139,184
Credit Suisse Group*                                       9,130        346,080
Ems-Chemie Holding AG*                                        91        346,296
Forbo Holding AG                                             345        111,595
Hilti AG                                                     153        115,992
Holcim Ltd.                                                2,950        132,520
Kuoni Reisen Holding                                         400        132,477
Lindt & Spruengli AG                                          43        246,474
Novartis AG                                               26,340      1,036,027
Roche Holding AG                                           8,640        671,709
Roche Holding AG                                           2,050        197,772
Schindler Holding AG                                          84        147,342
SIG Holding AG                                               800         92,758
Sulzer AG                                                    420         92,026
Sulzer Medica                                                520         47,925
Swatch Group AG*                                           2,640         57,060
Swiss Reinsurance                                          2,040        187,710
Swisscom AG                                                  950        286,954
UBS AG                                                    13,440        661,691
Zurich Financial Services AG                                 675        156,529
                                                                   ------------
                                                                      5,496,244
                                                                   ------------

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

UNITED KINGDOM (22.18%)
3I Group Plc                                              11,570   $    129,260
Abbey National Plc                                        14,010        197,720
Amvescap Plc                                              17,400        240,483
ARM Holdings Plc*                                         10,460         42,193
AstraZeneca Plc                                           20,520      1,018,110
BAA Plc                                                   14,760        133,265
Barclays Plc                                              22,910        707,006
BG Group Plc                                              38,390        166,200
BOC Group Plc                                              9,090        137,994
Boots Co. Plc                                             14,460        138,484
BP Plc                                                   199,550      1,773,273
Brambles Industries Plc*                                  11,470         54,843
British Sky Broadcasting Plc*                             18,280        216,070
British Telecommunications Plc                            60,590        242,032
Carlton Communications Plc                                14,230         55,120
Centrica Plc                                              43,540        140,597
CGNU Plc                                                  19,260        203,516
CMG Plc                                                    7,230         26,925
Dixons Group Plc                                          26,680         99,452
EMI Group Plc                                             13,740         70,735
GKN Plc                                                   11,470         56,925
GlaxoSmithKline Plc                                       67,441      1,585,661
Granada Plc                                               26,660         52,204
GUS Plc                                                   14,160        141,560
Hays Plc                                                  25,250         64,905
HBOS Plc                                                  26,490        286,516
HSBC Holdings Plc                                        102,820      1,188,975
Imperial Chemical Industries Plc                          13,510         65,414
Invensys Plc                                              46,050         81,647
J Sainsbury Plc                                           23,050        131,630
Kingfisher Plc                                            17,018         94,154
Lattice Group Plc                                         42,950        106,274
Legal & General Group Plc                                 50,680        116,560
Lloyds TSB Group Plc                                      49,620        509,485
Logica Plc                                                 7,050         46,234
Marconi Plc                                               26,120          2,589
Marks & Spencer Plc                                       35,805        197,840
Misys Plc                                                  8,330         34,698

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
                                                          ------          -----

MMO2 Plc                                                  60,590   $     59,106
National Grid Group Plc                                   17,620        116,430
Pearson Plc                                               16,350        209,905
Prudential Plc                                            17,370        175,011
Railtrack Group Plc                                        6,860         27,354
Reed International Plc                                    14,510        140,513
Rentokil Initial Plc                                      35,470        142,572
Reuters Group Plc                                         17,960        138,626
Rio Tinto Plc                                             17,330        342,799
Royal Bank of Scotland Group Plc                          32,850        845,810
Scottish Power Plc                                        22,070        112,990
Smiths Group Plc                                          12,280        141,739
Tesco Plc                                                 66,840        229,399
Thus Group Plc                                            11,863          2,618
Unilever Plc                                              31,750        253,882
Vodafone Group Plc                                       547,290      1,011,263
Woolworths Group Plc                                      18,720         12,663
WPP Group Plc                                             16,820        191,506
                                                                   ------------
                                                                     14,710,735
                                                                   ------------
TOTAL COMMON STOCK
  (COST $80,647,839)                                                 65,085,608
                                                                   ------------
MISCELLANEOUS INVESTMENTS (0.72%)
iShares MSCI EAFE Index Fund
  (Cost $477,720)                                          4,000        480,000
                                                                   ------------
    TOTAL INVESTMENTS
      (Cost $81,125,559) (98.87%)                                    65,565,608
    OTHER ASSETS & LIABILITIES,
      NET (1.13%)                                                       746,536
                                                                   ------------
    NET ASSETS (100%)                                              $ 66,312,144
                                                                   ============

*Non-income producing investment

Cost for federal income tax at March 31, 2002 was
  $82,193,271 and net unrealized depreciation consisted of:
    Gross unrealized appreciation                                  $  2,275,932
    Gross unrealized depreciation                                   (18,903,595)
                                                                   ------------
    Net unrealized depreciation                                    $(16,627,663)
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                                 MONEY MARKET FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $16,578,210) (Note 2)    $  16,578,210
  Receivables:
    Fund shares sold                                                     13,170
    Dividends and interest                                               23,072
  Prepaid expenses                                                       12,796
                                                                  -------------
      Total assets                                                   16,627,248
                                                                  -------------
LIABILITIES:
  Payables:
    Distributions payable                                         $      12,128
    12b-1 fees                                                               39
    Fund shares redeemed                                                422,143
    Due to Advisor                                                        1,382
                                                                  -------------
      Total liabilities                                                 435,692
                                                                  -------------
NET ASSETS                                                        $  16,191,556
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $  16,191,556
  Undistributed net investment income                                        --
  Undistributed realized gain (loss) on investments                          --
  Net unrealized appreciation (depreciation) on:
    Investments                                                              --
                                                                  -------------
Net Assets                                                        $  16,191,556
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 253,946 shares outstanding                       $     253,946
  Net asset value, offering and redemption price per
    Class A Share                                                 $        1.00

CLASS C SHARES (NOTE 1):
  Net assets for 15,937,610 shares outstanding                    $  15,937,610
  Net asset value, offering and redemption price per
    Class C share                                                 $        1.00
Market value of securities on loan                                           --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                              SHORT TERM BOND FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $27,210,924) (Note 2)    $  27,477,546
  Receivables:
    Fund shares sold                                                     92,070
    Dividends and interest                                              519,797
  Prepaid expenses                                                       10,657
                                                                  -------------
      Total assets                                                   28,100,070
                                                                  -------------
LIABILITIES:
  Payables:
    Distributions payable                                         $         333
    12b-1 fees                                                               80
    Due to Advisor                                                        3,577
    Accrued expenses                                                      7,347
                                                                  -------------
      Total liabilities                                                  11,337
                                                                  -------------
NET ASSETS                                                        $  28,088,733
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $  27,741,321
  Undistributed net investment income                                    28,943
  Undistributed realized gain on investments                             51,847
  Net unrealized appreciation on:
    Investments                                                         266,622
                                                                  -------------
Net Assets                                                        $  28,088,733
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 7,783 shares outstanding                         $     196,907
  Net asset value, offering and redemption price per
    Class A Share                                                 $       25.30

CLASS C SHARES (NOTE 1):
  Net assets for 1,103,412 shares outstanding                     $  27,891,826
  Net asset value, offering and redemption price per
    Class C share                                                 $       25.28
Market value of securities on loan                                   11,889,585


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                                         BOND FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $89,205,395) (Note 2)    $  89,555,497
  Receivables:
    Fund shares sold                                                    134,835
    Dividends and interest                                            1,312,183
  Prepaid expenses                                                        3,009
                                                                  -------------
      Total assets                                                   91,005,524
                                                                  -------------
LIABILITIES:
  Payables:
    Distributions payable                                         $         590
    12b-1 fees                                                            4,402
    Fund shares redeemed                                                  4,017
    Due to Advisor                                                       11,657
    Accrued expenses                                                     19,104
                                                                  -------------
      Total liabilities                                                  39,770
                                                                  -------------
NET ASSETS                                                        $  90,965,754
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $  91,204,399
  Undistributed net investment income                                   121,591
  Undistributed realized loss on investments                           (710,338)
  Net unrealized appreciation on:
    Investments                                                         350,102
                                                                  -------------
Net Assets                                                        $  90,965,754
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 924,724 shares outstanding                       $  22,424,235
  Net asset value, offering and redemption price per
    Class A Share                                                 $       24.25

CLASS C SHARES (NOTE 1):
  Net assets for 2,817,321 shares outstanding                     $  68,541,519
  Net asset value, offering and redemption price per
    Class C share                                                 $       24.33
Market value of securities on loan                                   30,656,265


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                             LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $231,609,448) (Note 2)   $ 202,790,621
  Receivables:
    Fund shares sold                                                    163,283
    Dividends and interest                                              197,023
  Prepaid expenses                                                        5,274
                                                                  -------------
      Total assets                                                  203,156,201
                                                                  -------------
LIABILITIES:
  Payables:
    12b-1 fees                                                    $       5,573
    Due to Advisor                                                       25,915
    Accrued expenses                                                     29,206
                                                                  -------------
      Total liabilities                                                  60,694
                                                                  -------------
NET ASSETS                                                        $ 203,095,507
                                                                  =============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $ 233,869,466
  Undistributed net investment income                                    43,370
  Undistributed realized loss on investments                         (1,998,502)
  Net unrealized depreciation on:
    Investments                                                     (28,818,827)
                                                                  -------------
Net Assets                                                        $ 203,095,507
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 1,094,743 shares outstanding                     $  28,875,916
  Net asset value, offering and redemption price per
    Class A Share                                                 $       26.38

CLASS C SHARES (NOTE 1):
  Net assets for 6,582,204 shares outstanding                     $ 174,219,591
  Net asset value, offering and redemption price per
    Class C share                                                 $       26.47
Market value of securities on loan                                   17,929,229


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                             SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $87,221,916) (Note 2)    $  97,618,906
  Receivables:
    Fund shares sold                                                    104,023
    Dividends and interest                                               60,352
  Prepaid expenses                                                        2,741
                                                                  -------------
      Total assets                                                   97,786,022
                                                                  -------------
LIABILITIES:
  Payables:
    12b-1 fees                                                    $       1,724
    Due to Advisor                                                       12,173
    Accrued expenses                                                     31,053
                                                                  -------------
      Total liabilities                                                  44,950
                                                                  -------------
NET ASSETS                                                        $  97,741,072
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $  85,469,510
  Undistributed net investment income                                     7,778
  Undistributed realized gain on investments                          1,866,794
  Net unrealized appreciation on:
    Investments                                                      10,396,990
                                                                  -------------
Net Assets                                                        $  97,741,072
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 300,617 shares outstanding                       $   9,221,885
  Net asset value, offering and redemption price per
    Class A Share                                                 $       30.68

CLASS C SHARES (NOTE 1):
  Net assets for 2,875,751 shares outstanding                     $  88,519,187
  Net asset value, offering and redemption price per
    Class C share                                                 $       30.78
Market value of securities on loan                                    5,492,025


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002                                                INTERNATIONAL FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost $81,125,559) (Note 2)    $  65,565,608
  Receivables:
    Investments sold                                                    759,481
    Fund shares sold                                                     52,857
    Dividends and interest                                              259,016
  Prepaid expenses                                                        8,302
                                                                  -------------
      Total assets                                                   66,645,264
                                                                  -------------
LIABILITIES:
  Payables:
    Distributions payable                                         $          64
    12b-1 fees                                                              891
    Due to Custodian                                                    323,768
    Due to Advisor                                                        8,397
                                                                  -------------
      Total liabilities                                                 333,120
                                                                  -------------
NET ASSETS                                                        $  66,312,144
                                                                  =============

NET ASSETS CONSIST OF:
  Paid-in Capital                                                 $  90,308,981
  Undistributed net investment income                                    63,649
  Undistributed realized loss on investments                         (8,500,774)
  Net unrealized appreciation (depreciation) on:
    Investments                                                     (15,559,951)
    Translation of assets and liabilities in foreign currencies             239
                                                                  -------------
Net Assets                                                        $  66,312,144
                                                                  =============

CLASS A SHARES (NOTE 1):
  Net assets for 243,310 shares outstanding                       $   4,606,307
  Net asset value, offering and redemption price per
    Class A Share                                                 $       18.93

CLASS C SHARES (NOTE 1):
  Net assets for 3,251,572 shares outstanding                     $  61,705,837
  Net asset value, offering and redemption price per
    Class C share                                                 $       18.98
Market value of securities on loan                                           --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                     MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $     162,653
  Dividends
  Other income                                                               --
                                                                  -------------
    Total Investment Income                                             162,653
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                       8,143
  Administration fee (Note 4)                                             6,107
  Accounting fee (Note 4)                                                 6,537
  Custodian fees                                                            662
  Transfer agency fees                                                    3,787
  Distribution fees - Class A (Note 5)                                       76
  Trustee expense (Note 4)                                                  882
  Audit fees                                                                895
  Legal fees                                                              1,043
  Consulting fees                                                         1,255
  Pricing fees                                                               --
  Registration fees                                                      12,842
  Reports to shareholders                                                   309
  Other                                                                   3,644
                                                                  -------------
Total expenses                                                           46,182
                                                                  -------------
Net investment income                                                   116,471
                                                                  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                      --
Net unrealized appreciation (depreciation) during                            --
    the period on investments
                                                                  -------------
  Net gain (loss) on investments                                             --
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     116,471
                                                                  =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                  SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $     719,027
  Other income                                                            8,151
                                                                  -------------
    Total Investment Income                                             727,178
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                      21,065
  Administration fee (Note 4)                                            10,532
  Accounting fee (Note 4)                                                12,715
  Custodian fees                                                          1,316
  Transfer agency fees                                                    3,440
  Distribution fees - Class A (Note 5)                                      201
  Trustee expense (Note 4)                                                3,640
  Audit fees                                                              1,348
  Legal fees                                                              1,795
  Consulting fees                                                         2,156
  Pricing fees                                                            1,394
  Registration fees                                                      13,887
  Reports to shareholders                                                   466
  Other                                                                   4,485
                                                                  -------------
    Total expenses                                                       78,440
                                                                  -------------
  Net investment income                                                 648,738
                                                                  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      216,364
  Net unrealized depreciation during the period on investments         (677,732)
                                                                  -------------
  Net loss on investments                                              (461,368)
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     187,370
                                                                  =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                             BOND FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $   2,703,923
  Other income                                                           12,431
                                                                  -------------
    Total Investment Income                                           2,716,354
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                      68,926
  Administration fee (Note 4)                                            34,463
  Accounting fee (Note 4)                                                12,715
  Custodian fees                                                          3,889
  Transfer agency fees                                                    5,984
  Distribution fees - Class A (Note 5)                                   25,439
  Trustee expense (Note 4)                                               12,847
  Audit fees                                                              3,655
  Legal fees                                                              2,843
  Consulting fees                                                         7,066
  Pricing fees                                                            6,561
  Registration fees                                                      25,204
  Reports to shareholders                                                 1,261
  Other                                                                  11,608
                                                                  -------------
    Total expenses                                                      222,461
                                                                  -------------
  Net investment income                                               2,493,893
                                                                  -------------

REALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                     (126,911)
  Net unrealized depreciation during the period on investments       (2,983,292)
                                                                  -------------
  Net loss on investments                                            (3,110,203)
                                                                  -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    (616,310)
                                                                  =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                 LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $       5,116
  Dividends                                                           1,344,245
  Other income                                                            8,276
                                                                  -------------
    Total Investment Income                                           1,357,637
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                     144,846
  Administration fee (Note 4)                                            72,423
  Accounting fee (Note 4)                                                12,715
  Custodian fees                                                         17,144
  Transfer agency fees                                                    9,873
  Distribution fees - Class A (Note 5)                                   30,678
  Trustee expense (Note 4)                                               10,614
  Audit fees                                                              9,386
  Legal fees                                                              6,605
  Consulting fees                                                        14,859
  Pricing fees                                                            7,983
  Registration fees                                                      29,856
  Reports to shareholders                                                 3,238
  Other                                                                  19,921
                                                                  -------------
    Total expenses                                                      390,141
                                                                  -------------
  Net investment income                                                 967,496
                                                                  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                   (1,048,013)
  Net unrealized appreciation during the period on investments       18,823,730
                                                                  -------------
  Net gain on investments                                            17,775,717
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  18,743,213
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $       2,122
  Dividends                                                             357,735
  Other income                                                           16,202
                                                                  -------------
    Total Investment Income                                             376,059
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                      65,757
  Administration fee (Note 4)                                            32,878
  Accounting fee (Note 4)                                                12,715
  Custodian fees                                                         15,257
  Transfer agency fees                                                    6,881
  Distribution fees - Class A (Note 5)                                    8,897
  Trustee expense (Note 4)                                                8,904
  Audit fees                                                              4,262
  Legal fees                                                              3,201
  Consulting fees                                                         6,756
  Pricing fees                                                            5,385
  Registration fees                                                      18,769
  Reports to shareholders                                                 1,471
  Other                                                                  14,317
                                                                  -------------
    Total expenses                                                      205,450
                                                                  -------------
  Net investment income                                                 170,609
                                                                  -------------

REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    2,356,161
  Net unrealized appreciation during the period on investments       19,525,730
                                                                  -------------
  Net gain on investments                                            21,881,891
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  22,052,500
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
MARCH 31, 2002 (UNAUDITED)                                    INTERNATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $       2,635
  Dividends (net of foreign taxes withheld of $67,976)                  393,521
  Other income                                                               28
                                                                  -------------
    Total Investment Income                                             396,184
                                                                  -------------

EXPENSES:
  Investment advisory fees (Note 4)                                      47,761
  Administration fee (Note 4)                                            23,881
  Accounting fee (Note 4)                                                12,714
  Custodian fees                                                         10,727
  Transfer agency fees                                                    5,864
  Distribution fees - Class A (Note 5)                                    4,853
  Trustee expense (Note 4)                                                3,118
  Audit fees                                                              7,163
  Legal fees                                                              2,244
  Consulting fees                                                         4,893
  Pricing fees                                                            5,744
  Registration fees                                                      18,517
  Reports to shareholders                                                   995
  Other                                                                   6,174
                                                                  -------------
    Total expenses                                                      154,648
                                                                  -------------
  Net investment income                                                 241,536
                                                                  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized loss on:
    Investments                                                      (1,842,824)
    Foreign currency transactions                                      (119,913)
  Net unrealized appreciation (depreciation) during the period on:
    Investments                                                       6,622,972
    Translation of assets and liabilities in foreign currencies             (45)
                                                                  -------------
  Net gain on investments and foreign currency                        4,660,190
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   4,901,726
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED               ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $    116,471        $    806,365
  Net realized gain (loss) on investments              --                  --
  Net unrealized appreciation
    (depreciation) during the period
    on investments                                     --                  --
                                             ------------        ------------
Net increase in net assets resulting
  from operations                                 116,471             806,365
                                             ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class A                                          (916)             (5,098)
    Class C                                      (115,555)           (801,267)
  Net realized gain
    Class A                                            --                  --
    Class C                                            --                  --
                                             ------------        ------------
Total Distributions                              (116,471)           (806,365)
                                             ------------        ------------
Decrease in net assets from Fund share
  transactions (Note 6)                          (163,671)         (3,484,244)
                                             ------------        ------------
Decrease in net assets                           (163,671)         (3,484,244)

NET ASSETS:
  Beginning of period                          16,355,227          19,839,471
                                             ------------        ------------
  End of period                              $ 16,191,556        $ 16,355,227
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CCAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED              ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $    648,738        $  1,507,584
  Net realized gain on investments                216,364              66,335
  Net unrealized appreciation
    (depreciation) during the period
    on investments                               (677,732)            985,653
                                             ------------        ------------
Net increase in net assets resulting
  from operations                                 187,370           2,559,572
                                             ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class A                                        (1,539)            (15,211)
    Class C                                      (641,504)         (1,510,896)
  Net realized gain
    Class A                                            --                  --
    Class C                                            --                  --
                                             ------------        ------------
Total Distributions                              (643,043)         (1,526,107)
                                             ------------        ------------
Increase (decrease) in net assets from
  Fund share transactions (Note 6)                288,071          (1,716,921)
                                             ------------        ------------
Decrease in net assets                           (167,602)           (683,456)

NET ASSETS:
  Beginning of period                          28,256,335          28,939,791
                                             ============        ============
  End of period                              $ 28,088,733        $ 28,256,335
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                       BOND FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED               ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $  2,493,893        $  4,875,730
  Net realized gain (loss) on investments        (126,911)             82,580
  Net unrealized appreciation
    (depreciation) during the period
    on investments                             (2,983,292)          5,532,916
                                             ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                      (616,310)         10,491,226
                                             ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class A                                      (551,105)           (703,696)
    Class C                                    (1,886,910)         (4,203,569)
  Net realized gain
    Class A                                            --                  --
    Class C                                            --                  --
                                             ------------        ------------
Total Distributions                            (2,438,015)         (4,907,265)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)              2,201,784           7,657,839
                                             ------------        ------------
Increase (decrease) in net assets                (852,541)         13,241,800

NET ASSETS:
  Beginning of period                          91,818,295          78,576,495
                                             ------------        ------------
  End of period                              $ 90,965,754        $ 91,818,295
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED              ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $    967,496        $  1,602,558
  Net realized gain (loss) on investments      (1,048,013)            910,559
  Net unrealized appreciation
    (depreciation) during the period
    on investments                             18,823,730         (56,892,700)
                                             ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                    18,743,213         (54,379,583)
                                             ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class A                                      (105,642)           (118,422)
    Class C                                      (832,911)         (1,479,346)
  Net realized gain
    Class A                                      (108,714)           (534,383)
    Class C                                      (750,522)         (7,150,847)
                                             ------------        ------------
Total Distributions                            (1,797,789)         (9,282,998)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)             13,183,837          38,203,163
                                             ------------        ------------
Increase (decrease) in net assets              30,129,261         (25,459,418)

NET ASSETS:
  Beginning of period                         172,966,246         198,425,664
                                             ------------        ------------
  End of period                              $203,095,507        $172,966,246
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED              ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $    170,609        $     326,749
  Net realized gain on investments              2,356,161           10,071,045
  Net unrealized appreciation
    (depreciation) during the period
    on investments                             19,525,730         (20,732,486)
                                             ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                    22,052,500         (10,334,692)
                                             ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class A                                        (7,004)             (7,132)
    Class C                                      (170,624)           (304,820)
  Net realized gain
    Class A                                      (723,549)           (397,395)
    Class C                                    (8,526,126)        (10,795,494)
                                             ------------        ------------
Total Distributions                            (9,427,303)        (11,504,841)
                                             ------------        ------------
Increase in net assets from
  Fund share transactions (Note 6)              9,319,050           6,847,228
                                             ------------        ------------
Increase (decrease) in net assets              21,944,247         (14,992,305)

NET ASSETS:
  Beginning of period                          75,796,825          90,789,130
                                             ------------        ------------
  End of period                              $ 97,741,072        $ 75,796,825
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                            FOR THE PERIOD       FOR THE YEAR
                                                 ENDED              ENDED
                                            MARCH 31, 2002    SEPTEMBER 30, 2001
                                            --------------    ------------------
INCREASE IN NET ASSETS                       (UNAUDITED)
Operations:
  Net investment income                      $    241,536        $  1,364,597
  Net realized loss on:
    Investments                                (1,842,824)         (6,252,840)
    Foreign currency transactions                (119,913)           (229,250)
  Net unrealized appreciation
    (depreciation) during the period on:
    Investments                                 6,622,972         (20,172,244)
    Translation of assets and liabilities
      in foreign currencies                           (45)           (417,243)
                                             ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                     4,901,726         (25,706,980)
                                             ------------        ------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (12,020)            (47,813)
    Class C                                      (196,294)         (1,333,661)
  Net realized gain
    Class A                                            --             (21,112)
    Class C                                            --            (731,760)
                                             ------------        ------------
Total Distributions                              (208,314)         (2,134,346)
                                             ------------        ------------
Increase (decrease) in net assets from
  Fund share transactions (Note 6)               (181,822)         15,771,410
                                             ------------        ------------
Increase (decrease) in net assets               4,511,590         (12,069,916)

Net Assets:
  Beginning of period                          61,800,554          73,870,470
                                             ------------        ------------
  End of period                              $ 66,312,144        $ 61,800,554
                                             ============        ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $        1.00      $        1.00  $        1.00   $       1.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.01               0.04           0.05           0.05
  Net realized and unrealized gain (loss) on
   investments                                             --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total from investment operations                     0.01               0.04           0.05           0.05
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.01)             (0.04)         (0.05)         (0.05)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.01)             (0.04)         (0.05)         (0.05)
                                                -------------      -------------  -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $        1.00      $        1.00  $        1.00  $        1.00
                                                =============      =============  =============  =============

TOTAL RETURN                                             0.67%              4.50%          5.52%          4.80%
Ratios of expenses to average net assets:
  before fee waivers                                     0.67%(1)           0.62%          0.63%          0.52%
  after fee waivers                                      0.67%(1)           0.62%          0.59%          0.36%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     1.33%(1)           4.45%          5.35%          4.50%
  after fee waivers                                      1.33%(1)           4.45%          5.39%          4.66%

Portfolio turnover rate                                   N/A                N/A            N/A            N/A
Net assets, end of period                       $     253,946      $     129,993  $      34,379   $     14,356

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $        1.00      $        1.00  $        1.00   $       1.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.01               0.05           0.06           0.05
  Net realized and unrealized gain (loss) on
   investments                                             --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total from investment operations                     0.01               0.05           0.06           0.05
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.01)             (0.05)         (0.06)         (0.05)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.01)             (0.05)         (0.06)         (0.05)
                                                -------------      -------------  -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $        1.00      $        1.00  $        1.00   $       1.00
                                                =============      =============  =============   ============


TOTAL RETURN                                             0.72%              4.61%          5.64%          4.90%
Ratios of expenses to average net assets:
  before fee waivers                                     0.57%(1)           0.52%          0.53%          0.42%
  after fee waivers                                      0.57%(1)           0.52%          0.49%          0.26%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     1.43%(1)           4.55%          5.45%          4.60%
  after fee waivers                                      1.43%(1)           4.55%          5.49%          4.76%

Portfolio turnover rate                                   N/A                N/A            N/A            N/A
Net assets, end of period                       $  15,937,610      $  16,225,234  $  19,805,092   $ 23,170,107

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                        SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       25.66      $       24.70  $       24.68   $      25.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.59*              1.14           1.35*          0.68
  Net realized and unrealized gain (loss) on
   investments                                          (0.46)*             1.21          (0.05)*        (0.23)
                                                -------------      -------------  -------------   ------------
    Total from investment operations                     0.13               2.35           1.30           0.45
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.49)             (1.39)         (1.28)         (0.77)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.49)             (1.39)         (1.28)         (0.77)

NET ASSET VALUE - END OF PERIOD                 $       25.30      $       25.66  $       24.70   $      24.68
                                                =============      =============  =============   ============


TOTAL RETURN                                             0.50%              9.74%          5.42%          1.84%
Ratios of expenses to average net assets:
  before fee waivers                                     0.81%(1)           0.74%          0.72%          0.79%(1)
  after fee waivers                                      0.81%(1)           0.74%          0.72%          0.61%(1)
Ratios of net investment income to average
   net assets:
  before fee waivers                                     4.37%(1)           5.32%          5.25%          4.34%(1)
  after fee waivers                                      4.37%(1)           5.32%          5.25%          4.52%(1)

Portfolio turnover rate                                  9.40%             36.76%         55.28%         47.85%
Net assets, end of period                       $     196,907      $     497,078  $      26,583   $        727

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                        SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       25.70      $       24.74  $       24.72   $      25.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.59               1.44           1.35           0.80
  Net realized and unrealized gain (loss) on
   investments                                          (0.42)              0.97             --          (0.30)
                                                -------------      -------------  -------------   ------------
    Total from investment operations                     0.17               2.41           1.35           0.50
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.59)             (1.45)         (1.33)         (0.78)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.59)             (1.45)         (1.33)         (0.78)
                                                -------------      -------------  -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       25.28      $       25.70  $       24.74   $      24.72
                                                =============      =============  =============   ============



TOTAL RETURN                                             0.67%              9.98%          5.63%          2.05%
Ratios of expenses to average net assets:
  before fee waivers                                     0.56%(1)           0.49%          0.47%          0.54%(1)
  after fee waivers                                      0.56%(1)           0.49%          0.47%          0.36%(1)
Ratios of net investment income to average
   net assets:
  before fee waivers                                     4.62%(1)           5.57%          5.50%          4.59%(1)
  after fee waivers                                      4.62%(1)           5.57%          5.50%          4.77%(1)

Portfolio turnover rate                                  9.40%             36.76%         55.28%         47.85%
Net assets, end of period                       $  27,891,826      $  27,759,257  $  28,913,208   $ 25,927,109

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                                   BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       25.08      $       23.51  $       23.36   $      25.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.66               1.33           1.27*          1.06
  Net realized and unrealized gain (loss) on
   investments                                          (0.85)              1.57           0.11*         (1.57)
                                                -------------      -------------  -------------   ------------
    Total from investment operations                    (0.19)              2.90           1.38          (0.51)
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.64)             (1.33)         (1.23)         (1.13)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.64)             (1.33)         (1.23)         (1.13)
                                                -------------      -------------  -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       24.25      $       25.08  $       23.51   $      23.36
                                                =============      =============  =============   ============


TOTAL RETURN                                            (0.76)%            12.56%          6.08%         (2.04)%
Ratios of expenses to average net assets:
  before fee waivers                                     0.68%(1)           0.64%          0.66%          0.62%
  after fee waivers                                      0.68%(1)           0.64%          0.66%          0.62%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     5.23%(1)           5.39%          5.31%          4.69%
  after fee waivers                                      5.23%(1)           5.39%          5.31%          4.69%

Portfolio turnover rate                                  1.05%              8.94%         25.64%         17.09%
Net assets, end of period                       $  22,424,235      $  17,461,376  $   6,521,024   $      8,466

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                                   BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01  ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------  -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       25.16      $       23.57  $       23.40   $      25.00
                                                -------------      -------------  -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.70               1.38*          1.30           1.16
  Net realized and unrealized gain (loss) on
   investments                                          (0.86)              1.59*          0.14          (1.62)
                                                -------------      -------------  -------------   ------------
    Total from investment operations                    (0.16)              2.97           1.44          (0.46)
                                                -------------      -------------  -------------   ------------
Distributions:
  From net investment income                            (0.67)             (1.38)         (1.27)         (1.14)
  From net realized capital gain                           --                 --             --             --
                                                -------------      -------------  -------------   ------------
    Total distributions                                 (0.67)             (1.38)         (1.27)         (1.14)
                                                -------------      -------------  -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       24.33      $       25.16  $       23.57   $      23.40
                                                =============      =============  =============   ============


TOTAL RETURN                                            (0.64)%            12.86%          6.34%         (1.83)%
Ratios of expenses to average net assets:
  before fee waivers                                     0.43%(1)           0.39%          0.41%          0.37%
  after fee waivers                                      0.43%(1)           0.39%          0.41%          0.37%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     5.48%(1)           5.64%          5.56%          4.94%
  after fee waivers                                      5.48%(1)           5.64%          5.56%          4.94%

Portfolio turnover rate                                  1.05%              8.94          25.64%         17.09%
Net assets, end of period                       $  68,541,519      $  74,356,919  $  72,055,471   $ 60,335,227

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       24.08      $       34.49    $       31.75   $      25.00
                                                -------------      -------------    -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.12               0.19*            0.16*          0.22
  Net realized and unrealized gain (loss) on
   investments                                           2.41              (9.10)*           3.68           6.80
                                                -------------      -------------    -------------   ------------
    Total from investment operations                     2.53              (8.91)            3.84           7.02
                                                -------------      -------------    -------------   ------------
Distributions:
  From net investment income                            (0.11)             (0.20)           (0.22)         (0.27)
  From net realized capital gain                        (0.12)             (1.30)           (0.88)            --
                                                -------------      -------------    -------------   ------------
    Total distributions                                 (0.23)             (1.50)           (1.10)         (0.27)
                                                -------------      -------------    -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       26.38      $       24.08    $       34.49  $       31.75
                                                =============      =============    =============  =============


TOTAL RETURN                                            10.51%            (26.64)%          12.07          28.10%
Ratios of expenses to average net assets:
  before fee waivers                                     0.62%(1)           0.62%            0.63%          0.63%
  after fee waivers                                      0.62%(1)           0.62%            0.63%          0.63%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     0.78%(1)           0.66%            0.54%          0.74%
  after fee waivers                                      0.78%(1)           0.66%            0.54%          0.74%
Portfolio turnover rate                                  3.58%             12.70%           36.64%        142.56%
Net assets, end of period                       $  28,875,916      $  19,301,451    $  10,619,367   $     99,888

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD            $      24.15       $      34.57    $      31.79    $      25.00
                                                 ------------       ------------    ------------    ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.13               0.27*           0.26            0.30
  Net realized and unrealized gain (loss) on
   investments                                           2.44              (9.13)*          3.67            6.79
                                                 ------------       ------------    ------------    ------------
    Total from investment operations                     2.57              (8.86)           3.93            7.09
                                                 ------------       ------------    ------------    ------------
Distributions:
  From net investment income                            (0.13)             (0.26)          (0.27)          (0.30)
  From net realized capital gain                        (0.12)             (1.30)          (0.88)             --
                                                 ------------       ------------    ------------    ------------
    Total distributions                                 (0.25)             (1.56)          (1.15)          (0.30)
                                                 ------------       ------------    ------------    ------------
NET ASSET VALUE - END OF PERIOD                  $      26.47       $      24.15    $      34.57    $      31.79
                                                 ============       ============    ============    ============


TOTAL RETURN                                            10.63%            (26.42)%         12.34%          28.35%
Ratios of expenses to average net assets:
  before fee waivers                                     0.37%(1)           0.37%           0.38%           0.38%
  after fee waivers                                      0.37%(1)           0.37%           0.38%           0.38%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     1.03%(1)           0.91%           0.79%           0.99%
  after fee waivers                                      1.03%(1)           0.91%           0.79%           0.99%
Portfolio turnover rate                                  3.58%             12.70%          36.64%         142.56%
Net assets, end of period                        $174,219,591       $153,664,795    $187,806,297    $132,381,985

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       26.51      $       34.52    $       29.17   $      25.00
                                                -------------      -------------    -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.03               0.05*            0.01           0.14
  Net realized and unrealized gain (loss) on
   investments                                           7.35              (3.82)*           6.94           4.17
                                                -------------      -------------    -------------   ------------
    Total from investment operations                     7.38              (3.77)            6.95           4.31
                                                -------------      -------------    -------------   ------------
Distributions:
  From net investment income                            (0.03)             (0.05)           (0.05)         (0.14)
  From net realized capital gain                        (3.18)             (4.19)           (1.55)            --
                                                -------------      -------------    -------------   ------------
    Total distributions                                 (3.21)             (4.24)           (1.60)         (0.14)
                                                -------------      -------------    -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       30.68      $       26.51    $       34.52   $      29.17
                                                =============      =============    =============   ============


TOTAL RETURN                                            28.70%            (12.00)%          24.68          17.27%
Ratios of expenses to average net assets:
  before fee waivers                                     0.70%(1)           0.69%            0.66%          0.66%
  after fee waivers                                      0.70%(1)           0.69%            0.66%          0.66%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     0.19%(1)           0.14%            0.09%          0.31%
  after fee waivers                                      0.19%(1)           0.14%            0.09%          0.31%

Portfolio turnover rate                                 24.55%             49.43%           53.16%         41.02%
Net assets, end of period                       $   9,221,885      $   5,216,136    $   2,428,801   $     28,060

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                       SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       26.59      $       34.59    $       29.21   $      25.00
                                                -------------      -------------    -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.06               0.12             0.11           0.16
  Net realized and unrealized gain (loss)
   on* investments                                       7.37              (3.81)            6.93           4.21
                                                -------------      -------------    -------------   ------------
    Total from investment operations                     7.43              (3.69)            7.04           4.37
                                                -------------      -------------    -------------   ------------
Distributions:
  From net investment income                            (0.06)             (0.12)           (0.11)         (0.16)
  From net realized capital gain                        (3.18)             (4.19)           (1.55)            --
                                                -------------      -------------    -------------   ------------
    Total distributions                                 (3.24)             (4.31)           (1.66)         (0.16)
                                                -------------      -------------    -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       30.78      $       26.59    $       34.59   $      29.21
                                                =============      =============    =============   ============


TOTAL RETURN                                            28.83%            (11.75)%          24.98          17.49%
Ratios of expenses to average net assets:
  before fee waivers                                     0.45%(1)           0.44%            0.41%          0.41%
  after fee waivers                                      0.45%(1)           0.44%            0.41%          0.41%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     0.44%(1)           0.39%            0.34%          0.56%
  after fee waivers                                      0.44%(1)           0.39%            0.34%          0.56%

Portfolio turnover rate                                 24.55%             49.43%           53.16%         41.02%
Net assets, end of period                       $  88,519,187      $  70,580,689    $  88,360,329   $ 67,544,211

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                          INTERNATIONAL FUND
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       17.62      $       26.03    $       30.54   $      25.00
                                                -------------      -------------    -------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.06               0.33*            1.70*          0.84
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions         1.30              (8.14)*          (1.64)*         7.00
                                                -------------      -------------    -------------   ------------
    Total from investment operations                     1.36              (7.81)            0.06           7.84
                                                -------------      -------------    -------------   ------------
Distributions:
  From net investment income                            (0.05)             (0.37)           (1.14)         (0.92)
  From net realized capital gain                           --              (0.23)           (3.43)         (1.38)
                                                -------------      -------------    -------------   ------------
    Total distributions                                 (0.05)             (0.60)           (4.57)         (2.30)
                                                -------------      -------------    -------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       18.93      $       17.62    $       26.03   $      30.54
                                                =============      =============    =============   ============


TOTAL RETURN                                             7.72%            (30.39)%          (1.22)%        31.98%
Ratios of expenses to average net assets:
  before fee waivers                                     0.72%(1)           0.71%            0.71%          0.64%
  after fee waivers                                      0.72%(1)           0.71%            0.71%          0.64%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     0.52%(1)           1.62%            4.44%          3.12%
  after fee waivers                                      0.52%(1)           1.62%            4.44%          3.12%

Portfolio turnover rate                                 15.00%             68.11%           48.13%         52.42%
Net assets, end of period                       $   4,606,307      $   3,331,665    $   1,748,773   $     10,038

(1)Annualized
*Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS                                          INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS C
                                                                           -------
                                                FOR THE PERIOD     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                ENDED 3/31/02      ENDED 9/30/01    ENDED 9/30/00   ENDED 9/30/99
                                                -------------      -------------    -------------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE - BEGINNING OF PERIOD           $       17.65      $       26.06   $        30.55   $      25.00
                                                -------------      -------------   --------------   ------------
INVESTMENT OPERATIONS:
  Net investment income                                  0.07               0.41             1.37*          0.99
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions         1.32              (8.17)           (1.24)*         6.91
                                                -------------      -------------   --------------   ------------
    Total from investment operations                     1.39              (7.76)            0.13           7.90
                                                -------------      -------------   --------------   ------------
Distributions:
  From net investment income                            (0.06)             (0.42)           (1.19)         (0.97)
  From net realized capital gain                           --              (0.23)           (3.43)         (1.38)
                                                -------------      -------------   --------------   ------------
    Total distributions                                 (0.06)             (0.65)           (4.62)         (2.35)
                                                -------------      -------------   --------------   ------------
NET ASSET VALUE - END OF PERIOD                 $       18.98      $       17.65    $       26.06   $      30.55
                                                =============      =============    =============   ============


TOTAL RETURN                                             7.87%            (30.19)%          (0.98)%        32.23%
Ratios of expenses to average net assets:
  before fee waivers                                     0.47%(1)           0.46%            0.46%          0.39%
  after fee waivers                                      0.47%(1)           0.46%            0.46%          0.39%
Ratios of net investment income to average
   net assets:
  before fee waivers                                     0.77%(1)           1.87%            4.69%          3.37%
  after fee waivers                                      0.77%(1)           1.87%            4.69%          3.37%

Portfolio turnover rate                                 15.00%             68.11%           48.13%         52.42%
Net assets, end of period                       $  61,705,837      $  58,468,898    $  72,121,697   $ 41,838,180

(1)Annualized
 *Based on the average daily number of shares outstanding throughout each period


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


     not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

     The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

     The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Credit Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance, before expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance, before expenses, of a widely recognized index of small cap equities, which will be specified by the Advisory Committee from time to time. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index,

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

          rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

          the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of March 31, 2002 there were no future contracts outstanding.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

     I.   SECURITY LOANS

          The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

     J.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the finan-cial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 2001 to March 31, 2002 were as follows:


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------

                                            CLASS A                         CLASS C
                                    SHARES         DOLLARS         SHARES             DOLLARS
                                    ------         -------         ------             -------
MONEY MARKET FUND:
  Sold                                613,324    $   613,324        677,336         $   677,336
  Reinvested                            1,011          1,011        111,186             111,186
  Redeemed                           (490,382)      (490,382)    (1,076,146)         (1,076,146)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)           123,953    $   123,953       (287,624)        $  (287,624)
                                  ===========    ===========    ===========         ===========

SHORT-TERM BOND FUND:
  Sold                                132,305    $ 3,404,838         81,580         $ 2,098,151
  Reinvested                               47            728         23,384             592,956
  Redeemed                           (143,943)    (3,706,850)       (81,761)         (2,101,752)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)           (11,591)   $  (301,284)        23,203         $   589,355
                                  ===========    ===========    ===========         ===========

BOND FUND:
  Sold                                251,218    $ 6,290,977          2,668         $    67,075
  Reinvested                           22,579        550,510         17,523             428,817
  Redeemed                            (45,327)    (1,128,025)      (158,493)         (4,007,570)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)           228,470    $ 5,713,462       (138,302)        $(3,511,678)
                                  ===========    ===========    ===========         ===========

LARGE CAP EQUITY FUND:
  Sold                                301,254    $ 7,782,384        259,306         $ 6,613,464
  Reinvested                            8,151        214,356         17,283             455,920
  Redeemed                            (16,060)      (413,464)       (56,618)         (1,468,823)
                                  -----------    -----------    -----------         -----------
    Net Increase                      293,345    $ 7,583,276        219,971         $ 5,600,561
                                  ===========    ===========    ===========         ===========

SMALL CAP EQUITY FUND:
  Sold                                 85,165    $ 2,470,299         83,744         $ 2,376,821
  Reinvested                           25,549        730,549        138,290           3,966,539
  Redeemed                             (6,855)      (198,175)          (923)            (26,983)
                                  -----------    -----------    -----------         -----------
    Net Increase                      103,859    $ 3,002,673        221,111         $ 6,316,377
                                  ===========    ===========    ===========         ===========

INTERNATIONAL FUND:
  Sold                                 92,047    $ 1,679,524        469,572         $ 8,615,706
  Reinvested                              633         11,957            836              15,839
  Redeemed                            (38,441)      (692,692)      (531,945)         (9,812,156)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)            54,239    $   998,789        (61,537)        $(1,180,611)
                                  ===========    ===========    ===========         ===========


CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------

All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2000 to September 30, 2001 were as follows:

                                            CLASS A                         CLASS C
                                    SHARES         DOLLARS         SHARES             DOLLARS
                                    ------         -------         ------             -------
MONEY MARKET FUND:
  Sold                              1,216,829    $ 1,216,829     17,277,490         $ 7,277,490
  Reinvested                            5,035          5,035        771,002             771,002
  Redeemed                         (1,126,250)    (1,126,250)   (21,628,350)         (21,628,35)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)            95,614    $    95,614     (3,579,858)        $(3,579,858)
                                  ===========    ===========    ===========         ===========

SHORT-TERM BOND FUND:
  Sold                                329,831    $ 8,431,899         74,137         $ 1,885,791
  Reinvested                              201          5,124         54,907           1,388,590
  Redeemed                           (311,734)    (7,971,382)      (217,584)         (5,456,942)
                                  -----------    -----------    -----------         -----------
 .  Net Increase (decrease)            18,298    $   465,641        (88,540)        $(2,182,561)
                                  ===========    ===========    ===========         ===========

BOND FUND:
  Sold                                466,777    $11,425,045          7,934         $   192,743
  Reinvested                           28,551        703,685         34,129             842,264
  Redeemed                            (76,506)    (1,886,921)      (143,671)         (3,618,976)
                                  -----------    -----------    -----------         -----------
    Net Increase (decrease)           418,822    $10,241,809       (101,608)        $(2,583,969)
                                  ===========    ===========    ===========         ===========

LARGE CAP EQUITY FUND:
  Sold                                494,110    $14,479,292        914,777         $23,449,523
  Reinvested                           22,267        652,804         55,480           1,637,015
  Redeemed                            (22,903)      (665,278)       (41,324)         (1,350,194)
                                  -----------    -----------    -----------         -----------
    Net Increase                      493,474    $14,466,818        928,933         $23,736,344
                                  ===========    ===========    ===========         ===========

SMALL CAP EQUITY FUND:
  Sold                                124,714    $ 3,864,454        335,162         $10,696,730
  Reinvested                           13,880        404,526         99,992           2,922,912
  Redeemed                            (12,189)      (372,111)      (334,913)        (10,669,285)
                                  -----------    -----------    -----------         -----------
    Net Increase                      126,405    $ 3,896,869        100,241         $ 2,950,357
                                  ===========    ===========    ===========         ===========

INTERNATIONAL FUND:
  Sold                                155,316    $ 3,301,176        799,633         $18,150,539
  Reinvested                            3,288         68,924         11,909             267,422
  Redeemed                            (36,724)      (718,437)      (265,887)         (5,298,215)
                                  -----------    -----------    -----------         -----------
    Net Increase                      121,880    $ 2,651,663        545,655         $13,119,746
                                  ===========    ===========    ===========         ===========

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)


(7)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities securities) by the Funds for the period ended March 31, 2002 were as follows:

                                   PURCHASES         SALES
                                   ---------         -----
     Short-Term Bond Fund         $ 9,655,635    $ 2,400,000
     Bond Fund                      8,867,752        467,291
     Large Cap Equity Fund         18,509,481      6,813,469
     Small Cap Equity Fund         21,368,954     21,358,185
     International Fund            11,056,339      9,433,831

(8)  SECURITIES LENDING

     As of March 31, 2002, each Fund, with the exception of the Money Market Fund and the International Fund, had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                  SECURITIES      COLLATERAL
                                  ----------      ----------
     Short-Term Bond Fund        $ 11,889,585    $ 12,360,000
     Bond Fund                     30,656,265      31,858,953
     Large Cap Equity Fund         17,929,229      18,399,025
     Small Cap Equity Fund          5,492,025       5,741,167

(9)  TAX MATTERS

     As of March 31, 2002, the following Funds had capital losses which expire as follows:

                                      2008          2009
                                      ----          ----
     Short-Term Bond Fund           $38,104       $126,413
     Bond Fund                      134,468        448,959
     International Fund                  --      1,659,946


     In addition, there were additional capital losses for financial reporting purposes which have been deferred for federal income tax purposes for the following Funds: Large Cap Equity Fund--$950,488; Small Cap Equity Fund--$489,368; and International Equity Fund--$4,592,844.

Visit us online at
www.SERVfunds.com




                    CAPSTONE
                    SOCIAL ETHICS AND RELIGIOUS VALUES FUND





                    Money Market Fund

                    Short-Term Bond Fund

                    Bond Fund

                    Large Cap Equity Fund

                    Small Cap Equity Fund

                    International Fund


For more
complete
information
about the SERV
Funds, including
charges and
expenses,
contact the
Distributor at the
address below
to receive a
prospectus.
Please read it
carefully before
you invest or
send money.

                                    Capstone Asset Planning Company
                                    5847 San Felipe, Suite 4100
          [CAPSTONE LOGO OMITTED]    Houston, Texas 77057
                                    1-800-262-6631
                                    www.SERVfunds.com
                                    info@capstonefinancial.com